UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537

Franklin Custodian Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

Item 1. Schedule of Investments.

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, June 30, 2016 (unaudited)
Franklin DynaTech Fund
	Country	Shares	Value

Common Stocks 97.7%
Aerospace & Defense 1.4%
The Boeing Co	United States	100,000	$12,987,000
Raytheon Co	United States	200,000	27,190,000
			40,177,000
Air Freight & Logistics 0.6%
FedEx Corp	United States	120,000	18,213,600
Biotechnology 7.6%
Amgen Inc	United States	200,000	30,430,000
[a] Biogen Inc	United States	100,000	24,182,000
[a] Celgene Corp	United States	650,000	64,109,500
Gilead Sciences Inc	United States	400,000	33,368,000
[a] Incyte Corp	United States	300,000	23,994,000
[a] Kite Pharma Inc	United States	100,000	5,000,000
[a] Medivation Inc	United States	25,000	1,507,500
[a] Regeneron Pharmaceuticals Inc	United States	100,000	34,923,000
			217,514,000
Communications Equipment 1.3%
[a] Palo Alto Networks Inc	United States	300,000	36,792,000
Diversified Financial Services 2.9%
Intercontinental Exchange Inc	United States	150,000	38,394,000
MarketAxess Holdings Inc	United States	50,000	7,270,000
Moody’s Corp	United States	300,000	28,113,000
MSCI Inc	United States	100,000	7,712,000
			81,489,000
Diversified Telecommunication Services 1.2%
[a] SBA Communications Corp	United States	325,000	35,080,500
Electrical Equipment 1.1%
Acuity Brands Inc	United States	125,000	30,995,000
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., A	United States	400,000	22,932,000
[a] Universal Display Corp	United States	35,000	2,373,000
			25,305,000
Energy Equipment & Services 1.9%
Core Laboratories NV	United States	125,000	15,486,250
Schlumberger Ltd	United States	500,000	39,540,000
			55,026,250
Health Care Equipment & Supplies 8.1%
Abbott Laboratories	United States	600,000	23,586,000
CR Bard Inc	United States	150,000	35,274,000
[a] DexCom Inc	United States	400,000	31,732,000
[a] Edwards Lifesciences Corp	United States	600,000	59,838,000
[a] IDEXX Laboratories Inc	United States	400,000	37,144,000
[a] Intuitive Surgical Inc	United States	5,000	3,307,050
Ion Beam Applications	Belgium	20,000	939,684
[a] Nevro Corp	United States	125,000	9,220,000
Stryker Corp	United States	250,000	29,957,500
			230,998,234

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin DynaTech Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Health Care Providers & Services 4.3%
[a] Henry Schein Inc	United States	200,000	$35,360,000
McKesson Corp	United States	200,000	37,330,000
UnitedHealth Group Inc	United States	350,000	49,420,000
[a] VCA Inc	United States	20,000	1,352,200
			123,462,200
Health Care Technology 1.4%
[a] athenahealth Inc	United States	125,000	17,251,250
[a] Cerner Corp	United States	100,000	5,860,000
[a] Veeva Systems Inc	United States	500,000	17,060,000
			40,171,250
Industrial Conglomerates 0.2%
Roper Technologies Inc	United States	40,000	6,822,400
Internet & Catalog Retail 8.4%
[a] Amazon.com Inc	United States	230,000	164,592,600
[a] Liberty Ventures, A	United States	550,000	20,388,500
[a] Netflix Inc	United States	200,000	18,296,000
[a] The Priceline Group Inc	United States	30,000	37,452,300
Start Today Co. Ltd	Japan	10,000	520,939
			241,250,339
Internet Software & Services 13.7%
[a] 2U Inc	United States	100,000	2,941,000
[a] Alphabet Inc., A	United States	150,000	105,529,500
[a] Alphabet Inc., C	United States	62,170	43,027,857
[a] Baidu Inc., ADR	China	100,000	16,515,000
[a] Facebook Inc., A.	United States	1,100,000	125,708,000
MercadoLibre Inc	Argentina	100,000	14,067,000
NetEase Inc., ADR	China	130,000	25,118,600
Tencent Holdings Ltd	China	2,500,000	56,809,028
Twilio Inc., A.	United States	90,800	3,314,200
			393,030,185
IT Services 7.6%
[a] EPAM Systems Inc	United States	150,000	9,646,500
[a] Fiserv Inc	United States	300,000	32,619,000
Jack Henry & Associates Inc	United States	20,000	1,745,400
MasterCard Inc., A	United States	1,000,000	88,060,000
[a] PayPal Holdings Inc	United States	300,000	10,953,000
Visa Inc., A	United States	1,000,000	74,170,000
			217,193,900
Life Sciences Tools & Services 3.0%
[a] Illumina Inc	United States	200,000	28,076,000
Thermo Fisher Scientific Inc	United States	200,000	29,552,000
[a] VWR Corp	United States	500,000	14,450,000
[a] Waters Corp	United States	100,000	14,065,000
			86,143,000
Media 1.3%
[a] Liberty Broadband Corp., A	United States	300,000	17,820,000
[a] Liberty Broadband Corp., C	United States	130,907	7,854,420
Naspers Ltd., N	South Africa	70,000	10,648,509
			36,322,929

|2

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin DynaTech Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels 0.0%†
Pioneer Natural Resources Co	United States	5,000	$756,050
Pharmaceuticals 1.8%
Bristol-Myers Squibb Co	United States	350,000	25,742,500
Merck KGaA	Germany	250,000	25,265,236
			51,007,736
Professional Services 0.5%
Equifax Inc	United States	100,000	12,840,000
Real Estate Investment Trusts (REITs) 4.3%
American Tower Corp	United States	400,000	45,444,000
Equinix Inc	United States	200,000	77,546,000
			122,990,000
Semiconductors & Semiconductor Equipment 6.6%
ARM Holdings PLC, ADR.	United Kingdom	750,000	34,132,500
ASML Holding NV, N.Y. shs	Netherlands	200,000	19,842,000
Broadcom Ltd	Singapore	270,000	41,958,000
Intel Corp	United States	800,000	26,240,000
Lam Research Corp	United States	300,000	25,218,000
[a] MACOM Technology Solutions Holdings Inc	United States	150,000	4,947,000
Monolithic Power Systems	United States	20,000	1,366,400
NVIDIA Corp	United States	20,000	940,200
[a] NXP Semiconductors NV.	Netherlands	400,000	31,336,000
Xilinx Inc	United States	75,000	3,459,750
			189,439,850
Software 15.1%
[a] Adobe Systems Inc	United States	500,000	47,895,000
[a] ANSYS Inc	United States	200,000	18,150,000
[a] Aspen Technology Inc	United States	400,000	16,096,000
[a] Atlassian Corp. PLC	Australia	200,000	5,180,000
[a] Electronic Arts Inc	United States	450,000	34,092,000
[a] Ellie Mae Inc	United States	200,000	18,330,000
[a] Hubspot Inc	United States	75,000	3,256,500
Intuit Inc	United States	300,000	33,483,000
Microsoft Corp	United States	650,000	33,260,500
[a] Mobileye NV	Israel	50,000	2,307,000
[a] NetSuite Inc	United States	400,000	29,120,000
[a] Salesforce.com Inc	United States	800,000	63,528,000
[a] ServiceNow Inc	United States	500,000	33,200,000
[a] Splunk Inc	United States	100,000	5,418,000
[a] Tyler Technologies Inc	United States	150,000	25,006,500
[a] Ultimate Software Group Inc	United States	200,000	42,058,000
[a] Workday Inc., A	United States	225,000	16,800,750
[a] Zendesk Inc	United States	200,000	5,276,000
			432,457,250
Technology Hardware, Storage & Peripherals 1.3%
Apple Inc	United States	400,000	38,240,000
Textiles, Apparel & Luxury Goods 1.0%
NIKE Inc., B	United States	500,000	27,600,000

|3

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin DynaTech Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services 0.2%
[a] T-Mobile U.S. Inc	United States	125,000	$5,408,750
Total Common Stocks (Cost $1,718,683,534)			2,796,726,423

Short Term Investments (Cost $42,516,004) 1.5%
Money Market Funds 1.5%
[a,b] Institutional Fiduciary Trust Money Market Portfolio.	United States	42,516,004	42,516,004
Total Investments (Cost $1,761,199,538) 99.2%			2,839,242,427
Other Assets, less Liabilities 0.8%			23,105,881
Net Assets 100.0%			$2,862,348,308

See Abbreviations on page 41.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 8 regarding investments in affiliated management investment companies.

|4

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, June 30, 2016 (unaudited)
Franklin Focused Growth Fund
	Country	Shares	Value

Common Stocks 99.0%
Aerospace & Defense 2.7%
Raytheon Co	United States	500	$67,975
Beverages 5.4%
Constellation Brands Inc., A	United States	500	82,700
[a] Monster Beverage Corp	United States	350	56,248
			138,948
Biotechnology 5.2%
[a] Biogen Inc	United States	140	33,855
[a] Celgene Corp	United States	1,000	98,630
			132,485
Capital Markets 2.7%
BlackRock Inc	United States	200	68,506
Communications Equipment 1.7%
[a] Palo Alto Networks Inc	United States	350	42,924
Diversified Financial Services 1.1%
MarketAxess Holdings Inc	United States	200	29,080
Food & Staples Retailing 2.2%
Costco Wholesale Corp	United States	350	54,964
Health Care Equipment & Supplies 6.7%
Danaher Corp	United States	550	55,550
[a] DexCom Inc	United States	400	31,732
[a] Edwards Lifesciences Corp	United States	500	49,865
[a] IDEXX Laboratories Inc	United States	350	32,501
			169,648
Health Care Providers & Services 2.2%
UnitedHealth Group Inc	United States	400	56,480
Hotels, Restaurants & Leisure 2.8%
Starbucks Corp	United States	1,250	71,400
Industrial Conglomerates 4.0%
3M Co	United States	300	52,536
General Electric Co	United States	1,600	50,368
			102,904
Internet & Catalog Retail 7.9%
[a] Amazon.com Inc	United States	220	157,437
[a] Netflix Inc	United States	200	18,296
[a] The Priceline Group Inc	United States	20	24,968
			200,701
Internet Software & Services 13.1%
[a] Alphabet Inc., A	United States	200	140,706
[a] Facebook Inc., A	United States	1,200	137,136
Tencent Holdings Ltd	China	2,500	56,809
			334,651
IT Services 7.4%
[a] EPAM Systems Inc	United States	350	22,508
MasterCard Inc., A	United States	800	70,448
Visa Inc., A.	United States	1,300	96,421
			189,377

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Focused Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services 2.1%
[a] Mettler-Toledo International Inc	United States	150	$54,738
Multiline Retail 2.2%
[a] Dollar Tree Inc	United States	600	56,544
Oil, Gas & Consumable Fuels 1.2%
[a] Concho Resources Inc	United States	250	29,818
Personal Products 1.8%
Estee Lauder Cos. Inc., A	United States	500	45,510
Pharmaceuticals 3.0%
Bristol-Myers Squibb Co	United States	1,050	77,228
Professional Services 1.1%
[a] Verisk Analytics Inc	United States	350	28,378
Real Estate Investment Trusts (REITs) 6.6%
American Tower Corp	United States	700	79,527
Equinix Inc	United States	230	89,178
			168,705
Semiconductors & Semiconductor Equipment 3.9%
ARM Holdings PLC, ADR	United Kingdom	1,150	52,336
Xilinx Inc	United States	1,000	46,130
			98,466
Software 10.7%
[a] Adobe Systems Inc	United States	800	76,632
Microsoft Corp	United States	1,750	89,547
[a] Salesforce.com Inc	United States	1,000	79,410
[a] Workday Inc., A	United States	350	26,135
			271,724
Textiles, Apparel & Luxury Goods 1.3%
NIKE Inc., B	United States	600	33,120
Total Common Stocks (Cost $2,468,622)			2,524,274
Other Assets, less Liabilities 1.0%			24,273
Net Assets 100.0%			$2,548,547

See Abbreviations on page 41.

[a]Non-income producing.

|6

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, June 30, 2016 (unaudited)
Franklin Growth Fund
	Country	Shares	Value

Common Stocks 92.3%
Automobiles & Components 1.5%
BorgWarner Inc	United States	1,650,000	$48,708,000
Ford Motor Co	United States	1,200,000	15,084,000
Harley-Davidson Inc	United States	913,096	41,363,249
Johnson Controls Inc	United States	1,600,000	70,816,000
			175,971,249
Banks 0.4%
[a] Signature Bank	United States	23,000	2,873,160
U.S. Bancorp	United States	100,000	4,033,000
Wells Fargo & Co	United States	750,000	35,497,500
			42,403,660
Capital Goods 15.9%
3M Co	United States	855,000	149,727,600
Allegion PLC.	United States	700,000	48,601,000
AMETEK Inc	United States	60,000	2,773,800
The Boeing Co	United States	1,100,000	142,857,000
Caterpillar Inc	United States	550,000	41,695,500
Deere & Co	United States	500,000	40,520,000
Emerson Electric Co	United States	1,100,000	57,376,000
General Dynamics Corp	United States	1,000,000	139,240,000
General Electric Co	United States	1,800,000	56,664,000
Huntington Ingalls Industries Inc	United States	425,000	71,412,750
Illinois Tool Works Inc	United States	1,000,000	104,160,000
Ingersoll-Rand PLC	United States	1,100,000	70,048,000
Lockheed Martin Corp	United States	500,000	124,085,000
Northrop Grumman Corp	United States	1,100,000	244,508,000
Raytheon Co	United States	600,000	81,570,000
Rockwell Collins Inc	United States	350,000	29,799,000
[a] Sensata Technologies Holding NV	United States	3,200,000	111,648,000
Stanley Black & Decker Inc	United States	650,000	72,293,000
Textron Inc	United States	1,600,000	58,496,000
United Technologies Corp	United States	930,000	95,371,500
W.W. Grainger Inc	United States	550,000	124,987,500
			1,867,833,650
Commercial & Professional Services 3.3%
Dun & Bradstreet Corp	United States	675,000	82,242,000
Equifax Inc	United States	550,000	70,620,000
[a] IHS Inc., A	United States	1,000,000	115,610,000
[a] Stericycle Inc	United States	500,000	52,060,000
[a] Verisk Analytics Inc	United States	850,000	68,918,000
			389,450,000
Consumer Durables & Apparel 1.9%
NIKE Inc., B	United States	1,880,000	103,776,000
VF Corp	United States	2,048,000	125,931,520
			229,707,520
Consumer Services 1.0%
Carnival Corp	United States	1,200,000	53,040,000
Graham Holdings Co., B	United States	80,000	39,163,200
Starbucks Corp	United States	78,000	4,455,360

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Consumer Services (continued)
Starwood Hotels & Resorts Worldwide Inc	United States	250,000	$18,487,500
			115,146,060
Diversified Financials 2.3%
American Express Co	United States	600,000	36,456,000
[a] Berkshire Hathaway Inc., A	United States	184	39,923,400
BlackRock Inc	United States	225,000	77,069,250
The Charles Schwab Corp	United States	2,200,000	55,682,000
T. Rowe Price Group Inc	United States	900,000	65,673,000
			274,803,650
Energy 2.3%
Anadarko Petroleum Corp	United States	1,250,000	66,562,500
Cabot Oil & Gas Corp., A	United States	1,700,000	43,758,000
[a] FMC Technologies Inc	United States	1,500,000	40,005,000
Halliburton Co	United States	850,000	38,496,500
Occidental Petroleum Corp	United States	300,000	22,668,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	345,000	19,050,900
Schlumberger Ltd	United States	573,700	45,368,196
			275,909,096
Food & Staples Retailing 0.6%
Costco Wholesale Corp	United States	28,000	4,397,120
CVS Health Corp	United States	656,000	62,805,440
			67,202,560
Food, Beverage & Tobacco 3.9%
Brown-Forman Corp., B	United States	650,000	64,844,000
Mead Johnson Nutrition Co., A	United States	1,225,000	111,168,750
Mondelez International Inc., A	United States	1,500,000	68,265,000
[a] Monster Beverage Corp	United States	900,000	144,639,000
PepsiCo Inc	United States	650,000	68,861,000
			457,777,750
Health Care Equipment & Services 8.3%
Abbott Laboratories	United States	1,350,000	53,068,500
Aetna Inc	United States	600,000	73,278,000
Baxter International Inc	United States	400,000	18,088,000
Becton, Dickinson and Co	United States	77,700	13,177,143
Cardinal Health Inc	United States	300,000	23,403,000
[a] Cerner Corp	United States	68,000	3,984,800
Danaher Corp	United States	1,050,000	106,050,000
[a] Edwards Lifesciences Corp	United States	400,000	39,892,000
[a] Envision Healthcare Holdings Inc	United States	2,300,000	58,351,000
[a] Express Scripts Holding Co	United States	361,648	27,412,918
[a] Haemonetics Corp	United States	1,000,000	28,990,000
[a] Henry Schein Inc	United States	350,000	61,880,000
Hill-Rom Holdings Inc	United States	300,000	15,135,000
[a] Intuitive Surgical Inc	United States	150,000	99,211,500
[a] Laboratory Corp. of America Holdings	United States	500,000	65,135,000
McKesson Corp	United States	31,000	5,786,150
Medtronic PLC	United States	406,300	35,254,651
Quest Diagnostics Inc	United States	900,000	73,269,000
Stryker Corp	United States	400,000	47,932,000
Teleflex Inc	United States	500,000	88,655,000

|8

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Health Care Equipment & Services (continued)
[a] Varian Medical Systems Inc	United States	300,000	$24,669,000
Zimmer Biomet Holdings Inc	United States	100,000	12,038,000
			974,660,662
Household & Personal Products 0.2%
The Procter & Gamble Co	United States	335,000	28,364,450
Insurance 0.4%
Aflac Inc	United States	600,000	43,296,000
Materials 4.2%
Air Products and Chemicals Inc	United States	500,000	71,020,000
[a] Axalta Coating Systems Ltd	United States	3,400,000	90,202,000
Celanese Corp., A	United States	1,250,000	81,812,500
The Dow Chemical Co	United States	90,000	4,473,900
Ecolab Inc	United States	920,000	109,112,000
Martin Marietta Materials Inc	United States	400,000	76,800,000
Praxair Inc	United States	575,000	64,624,250
			498,044,650
Media 1.8%
Cable One Inc	United States	80,000	40,912,800
Comcast Corp., A	United States	55,000	3,585,450
The Walt Disney Co	United States	1,724,290	168,670,048
			213,168,298
Pharmaceuticals, Biotechnology & Life Sciences 13.0%
AbbVie Inc	United States	460,000	28,478,600
Agilent Technologies Inc	United States	1,300,000	57,668,000
[a] Allergan PLC	United States	400,000	92,436,000
Amgen Inc	United States	1,000,000	152,150,000
[a] Biogen Inc	United States	500,000	120,910,000
[a] Bluebird Bio Inc	United States	400,000	17,316,000
[a] Catalent Inc	United States	3,400,000	78,166,000
[a] Celgene Corp	United States	1,300,000	128,219,000
Eli Lilly & Co	United States	1,450,000	114,187,500
Gilead Sciences Inc	United States	650,000	54,223,000
[a] Illumina Inc	United States	525,000	73,699,500
Johnson & Johnson	United States	1,200,100	145,572,130
Merck & Co. Inc	United States	1,000,000	57,610,000
[a] Mettler-Toledo International Inc	United States	425,000	155,091,000
Pfizer Inc	United States	2,761,000	97,214,810
[a] Regeneron Pharmaceuticals Inc	United States	5,000	1,746,150
Roche Holding AG, ADR	Switzerland	1,700,000	56,015,000
Shire PLC, ADR	Ireland	59,280	10,912,263
[a] Waters Corp	United States	625,000	87,906,250
			1,529,521,203
Real Estate 0.8%
American Tower Corp	United States	875,000	99,408,750
Retailing 2.5%
[a] Amazon.com Inc	United States	350,000	250,467,000
Expedia Inc	United States	200,000	21,260,000
Lowe’s Cos. Inc	United States	60,000	4,750,200
The TJX Cos. Inc	United States	40,000	3,089,200

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FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Retailing (continued)
[a] TripAdvisor Inc	United States	200,000	$12,860,000
			292,426,400
Semiconductors & Semiconductor Equipment 2.0%
ASML Holding NV, N.Y. shs	Netherlands	650,000	64,486,500
Broadcom Ltd	Singapore	20,000	3,108,000
Intel Corp	United States	1,100,000	36,080,000
Lam Research Corp	United States	30,000	2,521,800
Microchip Technology Inc	United States	45,000	2,284,200
QUALCOMM Inc	United States	660,000	35,356,200
Texas Instruments Inc	United States	1,400,000	87,710,000
			231,546,700
Software & Services 13.0%
[a] Alibaba Group Holding Ltd., ADR	China	480,400	38,206,212
[a] Alphabet Inc., A	United States	165,000	116,082,450
[a] Alphabet Inc., C	United States	158,432	109,650,787
[a] Autodesk Inc	United States	800,000	43,312,000
Automatic Data Processing Inc	United States	700,000	64,309,000
CDK Global LLC	United States	233,333	12,947,648
[a] Check Point Software Technologies Ltd	Israel	525,000	41,832,000
Computer Sciences Corp	United States	1,400,000	69,510,000
CSRA Inc	United States	2,300,000	53,889,000
[a] Facebook Inc., A	United States	600,000	68,568,000
[a] Fortinet Inc	United States	1,500,000	47,385,000
IAC/InterActiveCorp	United States	300,000	16,890,000
International Business Machines Corp	United States	600,000	91,068,000
Intuit Inc	United States	1,000,000	111,610,000
MasterCard Inc., A	United States	1,400,000	123,284,000
Microsoft Corp	United States	3,400,000	173,978,000
Oracle Corp	United States	2,670,000	109,283,100
[a] Salesforce.com Inc	United States	61,000	4,844,010
[a] ServiceNow Inc	United States	1,000,000	66,400,000
Visa Inc., A.	United States	1,400,000	103,838,000
[a] Yahoo! Inc	United States	1,700,000	63,852,000
			1,530,739,207
Technology Hardware & Equipment 6.4%
Apple Inc	United States	4,086,000	390,621,600
Cisco Systems Inc	United States	2,945,000	84,492,050
EMC Corp	United States	2,700,000	73,359,000
[a] Keysight Technologies Inc	United States	650,000	18,908,500
[a] Palo Alto Networks Inc	United States	200,000	24,528,000
TE Connectivity Ltd	United States	1,650,000	94,231,500
[a] Trimble Navigation Ltd	United States	2,700,000	65,772,000
			751,912,650
Transportation 5.8%
Alaska Air Group Inc	United States	3,200,000	186,528,000
Allegiant Travel Co	United States	200,000	30,300,000
C.H. Robinson Worldwide Inc	United States	267,300	19,847,025
Canadian National Railway Co	Canada	1,000,000	59,060,000
Canadian Pacific Railway Ltd	Canada	500,000	64,395,000
Expeditors International of Washington Inc	United States	600,000	29,424,000
Forward Air Corp	United States	500,000	22,265,000

|10

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Transportation (continued)
Kansas City Southern	United States	450,000	$40,540,500
Ryanair Holdings PLC, ADR	Ireland	233,220	16,218,119
Union Pacific Corp	United States	2,030,000	177,117,500
[a] United Continental Holdings Inc	United States	1,050,000	43,092,000
			688,787,144
Utilities 0.8%
American Water Works Co. Inc	United States	700,000	59,157,000
NextEra Energy Inc	United States	250,000	32,600,000
			91,757,000
Total Common Stocks (Cost $5,163,690,350)			10,869,838,309

Short Term Investments (Cost $914,200,985) 7.7%
Money Market Funds 7.7%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	United States	914,200,985	914,200,985
Total Investments (Cost $6,077,891,335) 100.0%.			11,784,039,294
Other Assets, less Liabilities (0.0)%†			(4,670,681)
Net Assets 100.0%			$11,779,368,613

See Abbreviations on page 41.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 8 regarding investments in affiliated management investment companies.

|11

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, June 30, 2016 (unaudited)
Franklin Income Fund
	Country	Shares	Value

Common Stocks 39.1%
Consumer Discretionary 3.0%
Bayerische Motoren Werke AG	Germany	2,000,000	$146,047,218
Daimler AG	Germany	10,000,000	594,045,229
Ford Motor Co	United States	42,841,459	538,517,140
General Motors Co	United States	16,625,753	470,508,810
Target Corp	United States	8,000,000	558,560,000
			2,307,678,397
Consumer Staples 2.1%
Anheuser-Busch InBev SA/NV, ADR	Belgium	4,500,000	592,560,000
The Coca-Cola Co	United States	6,000,000	271,980,000
PepsiCo Inc	United States	7,000,000	741,580,000
			1,606,120,000
Energy 7.6%
Anadarko Petroleum Corp	United States	5,870,827	312,621,538
[a,b] Bill Barrett Corp	United States	8,596,943	54,934,466
BP PLC, ADR	United Kingdom	30,000,000	1,065,300,000
[c] Chevron Corp	United States	10,000,000	1,048,300,000
Denbury Resources Inc	United States	4,031,009	14,471,322
[c] Occidental Petroleum Corp	United States	5,000,000	377,800,000
[a] PetroQuest Energy Inc	United States	435,000	1,448,550
[a,d] Rex Energy Corp	United States	2,520,000	1,462,497
Royal Dutch Shell PLC, A, ADR	United Kingdom	40,000,000	2,208,800,000
[a] Sanchez Energy Corp	United States	55,325	390,597
Schlumberger Ltd	United States	205,000	16,211,400
Total SA, B, ADR	France	17,500,000	841,750,000
			5,943,490,370
Financials 5.0%
Allianz SE	Germany	2,000,000	283,703,215
AXA SA	France	20,000,000	395,253,188
Commonwealth Bank of Australia	Australia	2,286,957	126,863,411
HCP Inc	United States	5,000,000	176,900,000
Host Hotels & Resorts Inc	United States	20,000,000	324,200,000
HSBC Holdings PLC	United Kingdom	50,000,000	310,615,531
JPMorgan Chase & Co	United States	12,000,000	745,680,000
MetLife Inc	United States	11,000,311	438,142,387
Outfront Media Inc	United States	5,608,191	135,549,977
Royal Bank of Canada	Canada	2,389,500	141,176,712
U.S. Bancorp.	United States	9,500,000	383,135,000
Wells Fargo & Co	United States	8,500,000	402,305,000
			3,863,524,421
Health Care 4.7%
AstraZeneca PLC	United Kingdom	15,000,000	893,444,672
Eli Lilly & Co	United States	6,000,000	472,500,000
Pfizer Inc	United States	30,000,000	1,056,300,000
Roche Holding AG	Switzerland	2,000,000	524,741,318
Sanofi, ADR	France	18,000,000	753,300,000
			3,700,285,990
Industrials 4.6%
[a,b,e] CEVA Holdings LLC	United Kingdom	91,371	31,979,871
[c] Deere & Co	United States	2,905,000	235,421,200
General Electric Co	United States	30,000,000	944,400,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Industrials (continued)
Raytheon Co	United States	4,000,000	$543,800,000
Republic Services Inc	United States	7,000,000	359,170,000
Siemens AG	Germany	2,000,000	203,809,015
Union Pacific Corp	United States	6,000,000	523,500,000
United Technologies Corp	United States	7,500,000	769,125,000
			3,611,205,086
Information Technology 3.3%
Analog Devices Inc	United States	6,500,000	368,160,000
Apple Inc	United States	802,613	76,729,803
[c] Cisco Systems Inc	United States	14,500,000	416,005,000
[a] First Data Holdings Inc., B	United States	6,854,565	75,880,034
Intel Corp	United States	13,500,000	442,800,000
Microsoft Corp	United States	14,000,000	716,380,000
[c] QUALCOMM Inc	United States	2,910,000	155,888,700
Texas Instruments Inc	United States	5,225,000	327,346,250
			2,579,189,787
Materials 3.3%
BASF SE	Germany	14,000,000	1,066,617,533
The Dow Chemical Co	United States	11,290,000	561,225,900
The Mosaic Co	United States	12,000,000	314,160,000
Rio Tinto PLC, ADR	United Kingdom	20,000,000	626,000,000
			2,568,003,433
Telecommunication Services 1.3%
BCE Inc	Canada	5,500,000	260,250,755
Telstra Corp. Ltd	Australia	27,000,000	111,974,507
TELUS Corp	Canada	2,500,000	80,489,126
Verizon Communications Inc	United States	10,000,000	558,400,000
			1,011,114,388
Utilities 4.2%
[a] Calpine Corp	United States	4,895,000	72,201,250
Dominion Resources Inc	United States	10,000,000	779,300,000
Duke Energy Corp	United States	6,400,000	549,056,000
PG&E Corp	United States	8,200,000	524,144,000
PPL Corp	United States	2,500,000	94,375,000
Public Service Enterprise Group Inc	United States	4,000,000	186,440,000
Sempra Energy	United States	3,148,800	359,026,176
The Southern Co	United States	6,500,000	348,595,000
SSE PLC	United Kingdom	5,000,000	103,605,180
Xcel Energy Inc	United States	6,000,000	268,680,000
			3,285,422,606
Total Common Stocks (Cost $28,508,152,657)			30,476,034,478

Equity-Linked Securities 12.6%
Consumer Discretionary 2.0%
[f] The Goldman Sachs Group Inc. into Ford Motor Co., 9.00%, 144A	United States	17,915,000	228,772,758
[f] JPMorgan Chase & Co. into Target Corp., 6.50%, 144A	United States	1,892,000	133,873,947
[f] JPMorgan Chase & Co. into Target Corp., 6.50%, 144A	United States	2,014,000	141,799,698
[f] Merrill Lynch International & Co. CV into Ford Motors, 8.50%, 144A	United States	18,740,000	239,544,050
[f] Merrill Lynch International & Co. CV into General Motors Co., 8.00%,
144A	United States	6,590,000	186,370,472

|13

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Country	Shares	Value

Equity-Linked Securities (continued)
Consumer Discretionary (continued)
[f] Morgan Stanley into Nordstrom Inc., 8.00%, 144A	United States	3,000,000	$119,120,400
[f] UBS AG into General Motors Co., 8.00%, 144A.	United States	5,706,000	163,972,181
[f] UBS AG into Las Vegas Sands Corp., 9.00%, 144A	United States	2,494,000	108,646,621
[f,g] UBS AG into Target Corp., 6.00%, 144A	United States	2,868,000	200,071,680
			1,522,171,807
Consumer Staples 0.2%
[f] Barclays Bank PLC into Whole Foods Market Inc., 7.00%, 144A	United States	3,645,000	117,492,930
Energy 2.3%
[f] Credit Suisse New York into Chevron Corp., 7.00%, 144A	United States	2,065,000	210,745,640
[f] Credit Suisse New York into Schlumberger Ltd., 7.50%, 144A.	United States	2,665,000	204,996,597
[f] JPMorgan Chase & Co. into Anadarko Petroleum Corp., 8.50%, 144A	United States	2,584,000	139,705,510
[f] JPMorgan Chase & Co. into Halliburton Co., 8.00%, 144A	United States	4,952,000	211,677,202
[f] JPMorgan Chase & Co. into Halliburton Co., 8.50%, 144A	United States	3,054,000	128,896,513
[f] Morgan Stanley into Anadarko Petroleum Corp., 9.50%, 144A.	United States	4,275,000	219,128,378
[f] Royal Bank of Canada into Anadarko Petroleum Corp., 7.50%, 144A.	United States	3,382,000	175,697,267
[f] UBS AG into Exxon Mobil Corp., 6.50%, 144A	United States	3,058,000	272,489,818
[f] UBS AG into Halliburton Co., 7.00%, 144A	United States	4,750,000	214,090,575
			1,777,427,500
Financials 1.3%
[f] Barclays Bank PLC into Bank of America Corp., 6.00%, 144A.	United States	10,700,000	141,940,850
[f] Barclays Bank PLC into Morgan Stanley, 8.00%, 144A	United States	7,327,000	189,715,813
[f] Citigroup Global Markets Holdings Inc. into Metlife Inc., 8.00%, 144A	United States	3,502,000	139,120,452
[f] Deutsche Bank AG/London into Bank of America Corp., 7.00%, 144A	United States	6,370,000	84,940,765
[f] Deutsche Bank AG/London into MetLife Inc., 8.00%, 144A	United States	3,296,000	131,563,466
[f] JPMorgan Chase & Co. into The Charles Schwab Corp., 9.50%, 144A.	United States	2,164,000	55,263,366
[f] UBS AG into Bank of America Corp., 6.50%, 144A	United States	9,586,000	129,350,608
[f] Wells Fargo Bank NA into The Charles Schwab Corp., 7.50%, 144A	United States	5,773,000	146,873,780
			1,018,769,100
Health Care 1.0%
[f] Barclays Bank PLC into Medtronic PLC, 6.00%, 144A	United States	1,310,000	108,066,354
[f] JPMorgan Chase & Co. into Medtronic PLC, 6.00%, 144A	United States	1,308,000	108,647,451
[f] JPMorgan Chase & Co. into Merck & Co. Inc., 6.25%, 144A	United States	2,540,000	145,508,218
[f] Royal Bank of Canada into Eli Lilly & Co., 6.50%, 144A	United States	1,197,000	94,758,350
[f] Royal Bank of Canada into Medtronic PLC, 6.50%, 144A	United States	2,064,000	169,153,469
[f] UBS AG into Eli Lilly & Co., 7.50%, 144A	United States	2,400,000	191,526,000
			817,659,842
Industrials 0.9%
[f] Bank of America Merrill Lynch into Illinois Tool Works Inc., 6.00%, 144A	United States	1,057,000	106,143,940
[f] Barclays Bank PLC into The Boeing Co., 7.50%, 144A	United States	1,180,000	149,624,000
[f] Goldman Sachs International into Deere & Co., 8.10%, cvt, pfd., 144A	United States	1,220,000	99,041,918
[f] Merrill Lynch International & Co. CV into Deere & Co., 7.00%, 144A	United States	1,890,000	151,646,229
[f] Merrill Lynch International & Co. CV into Deere & Co., 7.50%, 144A	United States	2,440,000	196,561,276
			703,017,363
Information Technology 4.2%
[f] Barclays Bank PLC into Microsoft Corp., 7.00%, 144A	United States	6,060,000	306,597,822
[f] Citigroup Inc. into Apple Inc., 7.50%, 144A	United States	2,395,400	234,648,114
[f] Citigroup Inc. into Intel Corp., 7.50%, 144A	United States	6,864,000	221,385,278
[f] Credit Suisse New York into Cisco Systems Inc., 7.50%, 144A	United States	7,580,000	210,539,048
[f] Credit Suisse New York into Texas Instruments Inc., 7.00%, 144A	United States	2,575,000	156,495,368
[f] The Goldman Sachs Group Inc. into Apple Inc., 7.50%, 144A	United States	1,561,000	151,508,631

|14

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Country	Shares	Value

Equity-Linked Securities (continued)
Information Technology (continued)
[f] The Goldman Sachs Group Inc. into Oracle Corp., 6.00%, 144A	United States	6,946,000	$271,892,140
[f] Goldman Sachs International into QUALCOMM Inc., 8.50%, cvt. pfd.,
144A	United States	1,647,000	86,388,279
[f] Merrill Lynch International & Co. CV into Oracle Corp., 6.00%, 144A	United States	4,950,000	202,386,690
[f] Morgan Stanley into QUALCOMM Inc., 8.00%, 144A	United States	3,949,000	206,098,310
[f] Royal Bank of Canada into Cisco Systems Inc., 7.50%, 144A	United States	9,356,000	260,396,192
[f,g] Royal Bank of Canada into Microsoft Corp., 7.00%, 144A.	United States	5,080,000	255,422,400
[f] Royal Bank of Canada into Xilinx Inc., 8.50%, 144A.	United States	3,176,000	146,236,062
[f] UBS AG into Intel Corp., 7.00%, 144A	United States	5,750,000	190,643,550
[f] UBS AG into Intel Corp., 7.50%, 144A	United States	5,100,000	163,678,380
[f] Wells Fargo Bank NA into Texas Instruments Inc., 6.50%, 144A	United States	3,535,000	212,257,307
			3,276,573,571
Materials 0.7%
[f] Citigroup Inc. into The Dow Chemical Co., 8.00%, 144A.	United States	4,283,000	210,314,573
[f] Deutsche Bank AG/London into Agrium Inc., 8.00%, 144A	Canada	1,050,000	95,471,565
[f] Merrill Lynch International & Co. CV into The Dow Chemical Co., 7.50%,
144A	United States	4,826,000	240,637,873
			546,424,011
Total Equity-Linked Securities (Cost $9,952,659,056)			9,779,536,124

Convertible Preferred Stocks 3.9%
Consumer Discretionary 0.1%
Fiat Chrysler Automobiles NV, 7.875%, cvt. pfd	United Kingdom	1,100,000	64,922,000
Energy 0.2%
Halcon Resources Corp., 5.75%, cvt. pfd., A	United States	37,000	1,683,500
Hess Corp., 8.00%, cvt. pfd	United States	2,000,000	151,560,000
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	197,150	4,359,479
			157,602,979
Financials 1.8%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	670,218	800,910,510
FelCor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	2,700,000	68,013,000
[a] FNMA, 5.375%, cvt. pfd	United States	4,250	53,656,250
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	360,097	467,838,023
			1,390,417,783
Health Care 0.7%
Allergan PLC, 5.50%, cvt. pfd	United States	200,000	166,724,000
Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd	Israel	425,000	351,475,000
			518,199,000
Industrials 0.0%†
[a,b,e] CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	2,897	1,521,056
[a,b,e] CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	110,565	38,697,778
			40,218,834
Information Technology 0.2%
[a,f] Mandatory Exchangeable Trust., 5.75%, cvt. pfd., 144A	China	1,300,000	132,905,500
Materials 0.1%
Alcoa Inc., 5.375%, cvt. pfd	United States	3,056,375	100,463,046
Telecommunication Services 0.1%
T-Mobile US Inc., 5.50%, cvt. pfd	United States	777,800	57,238,302

|15

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Country	Shares	Value

Convertible Preferred Stocks (continued)
Utilities 0.7%
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	2,500,000	$129,600,000
Dominion Resources Inc., 6.00%, cvt. pfd., B	United States	1,490,000	89,549,000
Exelon Corp., 6.50%, cvt. pfd	United States	2,250,000	111,015,000
NextEra Energy Inc., 6.371%, cvt. pfd	United States	3,650,000	236,447,000
			566,611,000
Total Convertible Preferred Stocks
(Cost $3,016,195,570)			3,028,578,444

Preferred Stocks 0.2%
Financials 0.2%
[a] FHLMC, 8.375%, pfd., Z	United States	8,500,000	37,825,000
[a] FNMA, 8.25%, pfd., S	United States	6,500,000	29,055,000
Morgan Stanley, 6.375%, pfd., I	United States	3,500,000	94,675,000
Total Preferred Stocks (Cost $451,400,000)			161,555,000

		Principal
		Amount*

Convertible Bonds 0.5%
Energy 0.4%
Cobalt International Energy Inc.,
cvt., senior bond, 3.125%, 5/15/24	United States	61,204,000	20,809,360
cvt., senior note, 2.625%, 12/01/19	United States	70,000,000	26,619,670
Stone Energy Corp., cvt., senior note, 1.75%, 3/01/17	United States	149,507,000	69,427,313
Weatherford International Ltd., cvt., senior note, 5.875%, 7/01/21	United States	220,000,000	239,662,500
			356,518,843
Health Care 0.1%
[f] Impax Laboratories Inc., cvt., senior note, 144A, 2.00%, 6/15/22	United States	55,000,000	48,331,250
Total Convertible Bonds (Cost $527,719,320)			404,850,093

Corporate Bonds 36.3%
Consumer Discretionary 5.5%
[f,h] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22.	United States	103,000,000	78,537,500
[f] Altice Financing SA,
secured bond, 144A, 7.50%, 5/15/26	Luxembourg	50,000,000	49,250,000
secured note, 144A, 6.625%, 2/15/23	Luxembourg	45,000,000	44,352,900
[f] Altice Luxembourg SA,
senior bond, 144A, 7.625%, 2/15/25	Luxembourg	20,000,000	19,600,000
senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	25,000,000	25,343,750
AMC Networks Inc., 4.75%, 12/15/22	United States	26,500,000	26,400,625
[f] Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	49,600,000	51,150,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.125%, 2/15/23	United States	170,000,000	172,550,000
senior bond, 5.75%, 9/01/23	United States	67,000,000	69,177,500
senior bond, 5.75%, 1/15/24	United States	168,000,000	177,223,200
[f] senior bond, 144A, 5.75%, 2/15/26	United States	50,000,000	51,625,000
[f] senior bond, 144A, 5.50%, 5/01/26	United States	100,000,000	101,750,000
[f] senior note, 144A, 5.125%, 5/01/23	United States	50,000,000	50,625,000
[f] senior note, 144A, 5.875%, 4/01/24	United States	40,000,000	41,800,000

|16

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Discretionary (continued)
[f] Charter Communications Operating LLC/Capital, senior secured note, first
lien, 144A, 4.908%, 7/23/25	United States	90,000,000	$98,267,310
Cinemark USA Inc.,
senior bond, 4.875%, 6/01/23	United States	23,000,000	22,827,500
senior note, 5.125%, 12/15/22	United States	50,000,000	51,125,000
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	300,000,000	273,750,000
[f] senior bond, 144A, 7.75%, 7/01/26	United States	75,000,000	77,625,000
senior note, 5.125%, 5/01/20	United States	60,000,000	61,350,000
senior note, 6.75%, 6/01/21	United States	95,000,000	98,681,250
senior note, 5.875%, 7/15/22	United States	327,500,000	319,312,500
senior note, 5.875%, 11/15/24	United States	153,200,000	143,625,000
Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	170,000,000	176,772,120
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	67,600,000	67,324,530
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	319,775,000	226,640,531
senior secured note, first lien, 9.00%, 12/15/19	United States	265,800,000	203,004,750
senior secured note, first lien, 11.25%, 3/01/21	United States	34,000,000	24,480,000
senior secured note, first lien, 9.00%, 9/15/22	United States	86,650,000	60,438,375
[f] International Game Technology PLC,
senior note, 144A, 5.625%, 2/15/20	United States	42,500,000	44,996,875
senior secured bond, 144A, 6.50%, 2/15/25.	United States	84,000,000	84,840,000
senior secured note, 144A, 6.25%, 2/15/22	United States	46,600,000	47,648,500
KB Home,
senior bond, 7.50%, 9/15/22	United States	50,000,000	51,750,000
senior note, 7.00%, 12/15/21	United States	70,000,000	70,700,000
[f] Mattamy Group Corp., senior note, 144A, 6.50%, 11/15/20	Canada	10,000,000	9,650,000
MGM Resorts International, senior note, 7.75%, 3/15/22	United States	80,000,000	90,700,000
Outfront Media Capital LLC/Corp., senior bond, 5.875%, 3/15/25.	United States	30,000,000	31,012,500
Quebecor Media Inc., senior bond, 5.75%, 1/15/23	Canada	70,300,000	71,706,000
Regal Entertainment Group, senior note, 5.75%, 3/15/22	United States	50,000,000	51,500,000
[f] Shea Homes LP/Shea Homes Funding Corp.,
senior bond, 144A, 6.125%, 4/01/25	United States	90,000,000	90,000,000
senior note, 144A, 5.875%, 4/01/23	United States	80,000,000	79,600,000
[f] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	120,000,000	124,350,000
senior note, 144A, 4.625%, 5/15/23	United States	88,400,000	86,086,572
[f] Univision Communications Inc.,
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	135,500,000	135,161,250
senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	74,020,000	73,464,850
[f] Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A,
5.50%, 1/15/25	United Kingdom	80,000,000	78,900,000
[f] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
senior bond, 144A, 4.25%, 5/30/23	United States	74,000,000	68,727,500
senior bond, 144A, 5.50%, 3/01/25	United States	100,000,000	97,125,000
[f] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21.	Macau	47,000,000	45,472,500
			4,298,000,888
Consumer Staples 0.7%
Cott Beverages Inc.,
senior note, 6.75%, 1/01/20	United States	40,100,000	41,954,625
senior note, 5.375%, 7/01/22	United States	49,377,000	49,562,164

|17

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Consumer Staples (continued)
[f] ESAL GmbH, senior note, 144A, 6.25%, 2/05/23	Brazil	50,000,000		$49,352,750
[f] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	101,180,000		98,524,025
senior note, 144A, 7.25%, 6/01/21	United States	108,500,000		112,840,000
senior note, 144A, 5.75%, 6/15/25	United States	55,000,000		51,975,000
[f] Post Holdings Inc.,
senior note, 144A, 6.75%, 12/01/21	United States	48,000,000		50,880,000
senior note, 144A, 7.75%, 3/15/24	United States	50,000,000		55,062,500
				510,151,064
Energy 5.4%
Antero Resources Corp., senior note, 5.375%, 11/01/21	United States	70,000,000		68,950,000
[b] Bill Barrett Corp.,
senior note, 7.625%, 10/01/19	United States	160,300,000		131,446,000
senior note, 7.00%, 10/15/22	United States	161,000,000		116,725,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 6.50%, 4/15/21	United States	80,000,000		57,600,000
[f] senior note, 144A, 11.50%, 1/15/21	United States	52,200,000		58,855,500
[f] Cheniere Corpus Christi Holdings LLC, senior secured note, 144A, 7.00%,
6/30/24	United States	39,000,000		40,097,070
Chesapeake Energy Corp.,
[f] secured note, second lien, 144A, 8.00%, 12/15/22	United States	387,212,000		330,098,230
senior note, 7.25%, 12/15/18	United States	119,000,000		104,125,000
[i] senior note, FRN, 3.878%, 4/15/19	United States	50,000,000		37,875,000
[f] Denbury Resources Inc., senior secured note, 144A, 9.00%, 5/15/21.	United States	129,067,000		129,712,335
Energy Transfer Equity LP,
senior secured bond, first lien, 5.875%, 1/15/24	United States	36,500,000		35,678,750
senior secured bond, first lien, 5.50%, 6/01/27	United States	150,000,000		141,750,000
[f,j] Energy XXI Gulf Coast Inc., senior secured note, second lien, 144A,
11.00%, 3/15/20	United States	400,000,000		162,000,000
[f] EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	30,000,000		18,337,500
Ferrellgas LP/Ferrellgas Finance Corp.,
senior note, 6.50%, 5/01/21	United States	58,000,000		53,505,000
senior note, 6.75%, 1/15/22	United States	70,000,000		64,050,000
[f] senior note, 144A, 6.75%, 6/15/23	United States	52,900,000		46,684,250
[e,j] Goodrich Petroleum Corp., second lien, 144A, 8.00%, 3/15/18	United States	70,000	[k]	7,000,000
[f] Halcon Resources Corp.,
secured note, second lien, 144A, 8.625%, 2/01/20	United States	190,000,000		180,142,800
[j] senior secured note, third lien, 144A, 13.00%, 2/15/22	United States	418,525,000		223,910,875
Kinder Morgan Inc.,
senior note, MTN, 7.75%, 1/15/32	United States	118,000,000		132,632,944
[f] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	120,000,000		128,772,000
[f,j] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A,
12.00%, 12/15/20.	United States	300,000,000		104,250,000
[f] McDermott International Inc., second lien, 144A, 8.00%, 5/01/21	United States	137,770,000		119,171,050
[f] NGPL PipeCo LLC, secured note, 144A, 7.119%, 12/15/17	United States	63,000,000		65,992,500
[f] PetroQuest Energy Inc., second lien, 144A, 10.00%, 2/15/21	United States	58,725,000		40,520,250
[f] Rex Energy Corp., second lien, 144A, 1.00% to 10/01/17, 8.00%
thereafter, 10/01/20	United States	168,000,000		37,800,000
[f] Rockies Express Pipeline LLC,
senior bond, 144A, 6.85%, 7/15/18	United States	35,207,000		36,703,298
senior bond, 144A, 5.625%, 4/15/20	United States	80,000,000		80,600,000
senior note, 144A, 6.00%, 1/15/19	United States	42,400,000		43,354,000

|18

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	10,000,000	$10,150,000
first lien, 6.25%, 3/15/22	United States	75,000,000	77,250,000
first lien, 5.625%, 4/15/23	United States	149,450,000	150,757,687
[f] senior secured bond, 144A, 5.875%, 6/30/26	United States	70,000,000	70,000,000
senior secured note, first lien, 5.75%, 5/15/24	United States	75,000,000	74,812,500
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	174,640,000	148,880,600
senior note, 6.125%, 1/15/23	United States	110,000,000	85,525,000
Stone Energy Corp., senior bond, 7.50%, 11/15/22	United States	247,000,000	112,385,000
[l] W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	329,515,000	82,378,750
Weatherford International Ltd.,
[h] senior note, 5.125%, 9/15/20	United States	80,000,000	75,720,000
senior note, 7.75%, 6/15/21	United States	159,600,000	156,009,000
[h] senior note, 4.50%, 4/15/22	United States	127,500,000	109,968,750
senior note, 8.25%, 6/15/23	United States	167,100,000	159,162,750
The Williams Cos. Inc., senior bond, 3.70%, 1/15/23	United States	60,700,000	54,023,000
			4,165,362,389
Financials 4.7%
[m] Bank of America Corp.,
junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	80,000,000	81,300,000
junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	100,000,000	100,375,000
junior sub. bond, U, 5.20% to 6/01/23, FRN thereafter, Perpetual	United States	80,000,000	75,300,000
junior sub. bond, X, 6.25% to 9/05/24, FRN thereafter, Perpetual	United States	85,000,000	86,432,250
[m] Barclays PLC, sub. bond, 8.25% to 12/15/18, FRN thereafter, Perpetual	United Kingdom	75,000,000	73,542,375
CIT Group Inc., senior bond, 5.00%, 8/01/23.	United States	60,000,000	60,600,000
[m] Citigroup Inc.,
junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual	United States	179,195,000	168,810,650
junior sub. bond, 5.90% to 2/15/23, FRN thereafter, Perpetual	United States	33,000,000	32,587,500
junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual	United States	230,000,000	227,556,250
junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	250,000,000	249,037,500
junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	160,000,000	153,800,000
junior sub. bond, P, 5.95% to 5/15/25, FRN thereafter, Perpetual.	United States	25,000,000	24,468,750
junior sub. bond, Q, 5.95% to 8/15/20, FRN thereafter, Perpetual	United States	120,000,000	117,138,000
sub. bond, T, 6.25% to 8/15/26, FRN thereafter, Perpetual	United States	50,000,000	51,562,500
Equinix Inc., senior bond, 5.875%, 1/15/26	United States	26,500,000	27,692,500
[m] Fifth Third Bancorp, junior sub. bond, 5.10% to 6/30/23, FRN thereafter,
Perpetual	United States	54,000,000	51,165,000
[m] The Goldman Sachs Group Inc., junior sub. note, 5.70% to 5/10/19, FRN
thereafter, Perpetual	United States	30,000,000	29,978,250
[m] HSBC Holdings PLC, junior sub. bond, 6.375% to 9/17/24, FRN thereafter,
Perpetual	United Kingdom	40,000,000	37,744,400
Iron Mountain Inc., senior sub. bond, 5.75%, 8/15/24	United States	100,000,000	101,500,000
iStar Inc., senior note, 5.00%, 7/01/19	United States	115,000,000	107,812,500
[m] JPMorgan Chase & Co.,
junior sub. bond, 6.125% to 4/30/24, FRN thereafter, Perpetual	United States	60,000,000	62,250,000
junior sub. bond, 6.75% to 2/01/24, FRN thereafter, Perpetual	United States	100,000,000	110,250,000
junior sub. bond, I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	750,000,000	765,937,500
junior sub. bond, Q, 5.15% to 5/01/23, FRN thereafter, Perpetual	United States	100,000,000	97,510,000
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	105,000,000	107,493,750
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	200,000,000	191,500,000
junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	80,000,000	82,600,000

|19

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Financials (continued)
[m] Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter,
Perpetual	United States	58,000,000	$57,527,300
Navient Corp., senior note, 6.125%, 3/25/24	United States	55,000,000	48,537,500
[f] OneMain Financial Holdings Inc.,
senior note, 144A, 6.75%, 12/15/19	United States	75,000,000	73,406,250
senior note, 144A, 7.25%, 12/15/21	United States	55,700,000	53,611,250
[m] PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23,
FRN thereafter, Perpetual	United States	54,000,000	51,840,000
[m] Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter,
Perpetual	United States	129,500,000	133,385,000
			3,694,251,975
Health Care 5.8%
[f] AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	48,100,000	43,290,000
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	650,000,000	637,812,500
senior note, 7.125%, 7/15/20	United States	263,000,000	245,139,670
senior note, 6.875%, 2/01/22	United States	360,000,000	316,800,000
[f] Concordia International Corp.,
senior note, 144A, 9.50%, 10/21/22	Canada	125,000,000	117,187,500
senior note, 144A, 7.00%, 4/15/23	Canada	40,000,000	34,300,000
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	United States	81,000,000	82,050,975
[f] Endo Finance LLC, senior note, 144A, 5.75%, 1/15/22	United States	103,000,000	93,462,200
[f] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	98,700,000	86,115,750
senior note, 144A, 6.00%, 7/15/23	United States	108,025,000	95,602,125
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	120,000,000	128,250,000
senior note, 7.50%, 2/15/22	United States	150,000,000	170,925,000
senior secured bond, first lien, 5.25%, 4/15/25	United States	20,000,000	20,950,000
senior secured note, first lien, 5.00%, 3/15/24	United States	134,800,000	139,855,000
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	60,012,000	55,811,160
[f] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior
note, 144A, 6.375%, 8/01/23	United States	81,765,000	83,809,125
Kindred Healthcare Inc.,
senior note, 8.00%, 1/15/20	United States	33,845,000	33,845,000
senior note, 8.75%, 1/15/23	United States	50,000,000	49,531,500
Mallinckrodt International Finance SA,
senior bond, 4.75%, 4/15/23	United States	22,500,000	18,450,000
senior note, 3.50%, 4/15/18	United States	15,000,000	14,662,500
[f] Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
senior note, 144A, 4.875%, 4/15/20	United States	96,600,000	93,702,000
senior note, 144A, 5.75%, 8/01/22	United States	170,000,000	162,668,750
senior note, 144A, 5.625%, 10/15/23	United States	110,050,000	103,034,312
senior note, 144A, 5.50%, 4/15/25	United States	100,000,000	89,712,000
Tenet Healthcare Corp.,
4.375%, 10/01/21	United States	140,000,000	140,000,000
senior note, 5.00%, 3/01/19	United States	29,500,000	28,688,750
senior note, 8.00%, 8/01/20	United States	128,703,000	132,081,454
senior note, 8.125%, 4/01/22	United States	450,000,000	463,410,000
senior note, 6.75%, 6/15/23	United States	294,700,000	283,280,375

|20

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care (continued)
[f] Valeant Pharmaceuticals International, senior note, 144A, 6.375%,
10/15/20	United States	110,000,000	$95,150,000
[f] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	82,400,000	66,332,000
senior note, 144A, 6.75%, 8/15/18	United States	148,000,000	143,133,760
senior note, 144A, 5.375%, 3/15/20	United States	135,000,000	116,015,625
senior note, 144A, 5.875%, 5/15/23	United States	83,500,000	67,843,750
[f] Vizient Inc., senior note, 144A, 10.375%, 3/01/24	United States	45,000,000	48,375,000
			4,501,277,781
Industrials 2.7%
The ADT Corp., senior note, 3.50%, 7/15/22	United States	68,000,000	62,645,000
[f] Ahern Rentals Inc., secured note, second lien, 144A, 7.375%, 5/15/23.	United States	50,000,000	34,750,000
[f] Algeco Scotsman Global Finance PLC, senior secured note, first lien,
144A, 8.50%, 10/15/18	United Kingdom	68,900,000	55,464,500
[f] Bombardier Inc.,
144A, 5.50%, 9/15/18	Canada	27,000,000	26,865,000
senior bond, 144A, 6.125%, 1/15/23	Canada	81,300,000	69,918,000
senior bond, 144A, 7.50%, 3/15/25	Canada	50,100,000	43,587,000
senior note, 144A, 6.00%, 10/15/22	Canada	35,000,000	30,275,000
[b,f] CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	164,778,982	147,477,189
[m] General Electric Co., junior sub. bond, 5.00% to 1/21/21, FRN thereafter,
Perpetual	United States	90,153,000	95,900,254
Hertz Corp.,
senior bond, 7.375%, 1/15/21	United States	29,000,000	30,087,500
senior note, 7.50%, 10/15/18	United States	40,000,000	40,850,000
senior note, 6.75%, 4/15/19	United States	190,000,000	194,004,630
senior note, 6.25%, 10/15/22	United States	20,000,000	20,700,000
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	90,000,000	63,675,000
[f] Prime Security Services Borrower LLC/Prime Finance Inc., secured note,
second lien, 144A, 9.25%, 5/15/23	United States	60,000,000	63,750,000
[f] Stena International SA, senior secured bond, first lien, 144A, 5.75%,
3/01/24	Sweden	60,650,000	50,036,250
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	100,000,000	101,000,000
[f] senior sub. bond, 144A, 6.375%, 6/15/26	United States	30,800,000	30,761,500
senior sub. note, 5.50%, 10/15/20.	United States	44,500,000	45,501,250
senior sub. note, 6.00%, 7/15/22	United States	94,800,000	95,765,064
United Rentals North America Inc.,
senior bond, 6.125%, 6/15/23	United States	120,000,000	125,550,000
senior bond, 5.75%, 11/15/24	United States	121,700,000	123,221,250
senior bond, 5.875%, 9/15/26	United States	20,700,000	20,648,250
senior note, 7.625%, 4/15/22	United States	17,000,000	18,232,500
[f] XPO Logistics Inc.,
senior note, 144A, 7.875%, 9/01/19	United States	200,000,000	204,500,000
senior note, 144A, 6.50%, 6/15/22	United States	354,500,000	339,876,875
			2,135,042,012
Information Technology 2.8%
[f] Belden Inc., senior sub. note, 144A, 5.50%, 9/01/22.	United States	40,000,000	40,500,000
[f] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21.	United States	130,805,000	98,757,775
[f,n] Boxer Parent Co. Inc., senior note, 144A, PIK, 9.00%, 10/15/19	United States	55,000,000	46,750,000

|21

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Information Technology (continued)
[f] CommScope Inc.,
senior bond, 144A, 5.50%, 6/15/24	United States	100,000,000		$101,875,000
senior note, 144A, 5.00%, 6/15/21	United States	75,000,000		76,893,750
[f] CommScope Technologies Finance LLC, senior bond, 144A, 6.00%,
6/15/25	United States	84,200,000		86,726,000
[f] Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	27,000,000		27,696,060
senior note, 144A, 7.125%, 6/15/24	United States	27,100,000		28,346,654
senior secured bond, first lien, 144A, 5.45%, 6/15/23	United States	69,750,000		72,427,702
senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	53,750,000		55,868,072
senior secured note, first lien, 144A, 4.42%, 6/15/21	United States	71,400,000		73,465,174
[f] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	70,000,000		69,650,000
secured note, first lien, 144A, 5.00%, 1/15/24	United States	50,000,000		50,312,500
senior note, 144A, 7.00%, 12/01/23	United States	315,000,000		320,906,250
senior secured note, first lien, 144A, 5.375%, 8/15/23	United States	75,000,000		76,444,500
[f] Freescale Semiconductor Inc., senior secured note, 144A, 6.00%, 1/15/22 .	United States	118,850,000		125,624,450
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	52,500,000		49,842,450
[f,n] Infor Software Parent LLC/Inc., senior note, 144A, PIK, 7.125%, 5/01/21	United States	24,650,000		22,061,750
[f] Inmarsat Finance PLC, senior note, 144A, 4.875%, 5/15/22	United Kingdom	39,000,000		35,782,500
[f] Match Group Inc., senior note, 144A, 6.75%, 12/15/22	United States	45,000,000		47,025,000
[f] Micron Technology Inc., senior secured note, 144A, 7.50%, 9/15/23	United States	35,000,000		37,506,000
[f] Microsemi Corp., senior note, 144A, 9.125%, 4/15/23	United States	65,600,000		72,488,000
NCR Corp.,
senior note, 4.625%, 2/15/21	United States	33,858,000		33,646,388
senior note, 5.00%, 7/15/22	United States	60,000,000		59,100,000
senior note, 6.375%, 12/15/23	United States	45,000,000		46,125,000
[f] Qorvo Inc., senior note, 144A, 6.75%, 12/01/23	United States	50,000,000		52,125,000
[f] Western Digital Corp.,
senior note, 144A, 10.50%, 4/01/24	United States	250,000,000		268,125,000
senior secured note, 144A, 7.375%, 4/01/23	United States	100,000,000		106,750,000
				2,182,820,975
Materials 2.5%
[f] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	37,300,000		38,092,625
senior note, 144A, 6.00%, 6/30/21	Luxembourg	45,000,000		44,887,500
senior note, 144A, 4.625%, 5/15/23	Luxembourg	44,900,000		44,563,250
senior note, 144A, 6.75%, 5/15/24	Luxembourg	25,000,000	EUR	28,345,486
senior note, 144A, 7.25%, 5/15/24	Luxembourg	76,500,000		78,603,750
Ball Corp., senior bond, 4.00%, 11/15/23	United States	100,000,000		98,875,000
[f] BWAY Holding Co., senior note, 144A, 9.125%, 8/15/21	United States	55,000,000		52,937,500
[f] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24 .	Mexico	88,400,000		85,932,756
[f] Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25.	Mexico	80,000,000		76,113,600
secured note, 144A, 7.25%, 1/15/21	Mexico	111,000,000		117,684,975
senior secured bond, 144A, 7.75%, 4/16/26.	Mexico	75,100,000		79,035,240
The Chemours Co., senior note, 6.625%, 5/15/23	United States	99,900,000		85,414,500
Crown Americas LLC/Crown Americas Capital Corp. IV, senior bond,
4.50%, 1/15/23	United States	115,000,000		117,875,000
[f] First Quantum Minerals Ltd.,
senior note, 144A, 6.75%, 2/15/20	Canada	50,000,000		42,000,000
senior note, 144A, 7.00%, 2/15/21	Canada	10,000,000		8,087,500

|22

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[f] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A,
9.75%, 3/01/22	Australia	500,000,000	$555,000,000
HudBay Minerals Inc., senior note, 9.50%, 10/01/20	Canada	24,100,000	20,485,000
[f] Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%,
8/15/23	United States	47,500,000	49,984,013
[f] Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22	United States	45,000,000	39,825,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA,
first lien, 5.75%, 10/15/20	United States	61,800,000	63,988,956
[f] first lien, 144A, 5.125%, 7/15/23	United States	31,800,000	32,237,250
senior note, 9.875%, 8/15/19	United States	27,311,000	28,232,746
[f] senior note, 144A, 7.00%, 7/15/24	United States	14,800,000	15,264,350
senior secured note, first lien, 6.875%, 2/15/21	United States	25,600,000	26,368,000
[f,i] senior secured note, first lien, 144A, FRN, 4.127%, 7/15/21.	United States	30,400,000	30,552,000
[f] Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	48,000,000	49,920,000
			1,910,305,997
Telecommunication Services 3.9%
CenturyLink Inc.,
senior note, 5.80%, 3/15/22	United States	73,000,000	71,152,370
senior note, 7.50%, 4/01/24	United States	41,600,000	42,120,000
Consolidated Communications Inc., senior note, 6.50%, 10/01/22	United States	100,000,000	90,250,000
[f] Digicel Ltd., senior note, 144A, 6.75%, 3/01/23	Bermuda	73,300,000	62,751,031
Frontier Communications Corp.,
senior bond, 8.75%, 4/15/22	United States	43,900,000	44,339,000
senior bond, 7.625%, 4/15/24	United States	24,900,000	22,161,000
senior note, 9.25%, 7/01/21	United States	63,600,000	67,575,000
senior note, 10.50%, 9/15/22	United States	20,000,000	21,237,500
senior note, 7.125%, 1/15/23	United States	115,850,000	104,265,000
senior note, 11.00%, 9/15/25	United States	50,000,000	52,125,000
Intelsat Jackson Holdings SA, senior bond, 5.50%, 8/01/23	Luxembourg	165,000,000	105,600,000
[f] Neptune Finco Corp.,
senior bond, 144A, 10.875%, 10/15/25	United States	26,000,000	29,721,120
senior note, 144A, 10.125%, 1/15/23	United States	75,000,000	84,017,250
[f] Numericable-SFR SA, secured note, 144A, 7.375%, 5/01/26	France	50,000,000	48,967,000
Sprint Capital Corp.,
senior bond, 6.875%, 11/15/28.	United States	126,000,000	99,540,000
senior note, 6.90%, 5/01/19	United States	205,000,000	196,800,000
Sprint Communications Inc.,
11.50%, 11/15/21	United States	200,000,000	198,600,000
senior note, 8.375%, 8/15/17	United States	135,000,000	139,050,000
senior note, 7.00%, 8/15/20	United States	92,500,000	83,134,375
senior note, 6.00%, 11/15/22	United States	185,000,000	146,501,500
[f] senior note, 144A, 9.00%, 11/15/18	United States	70,000,000	74,812,500
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	187,350,000	154,095,375
senior bond, 7.125%, 6/15/24	United States	240,650,000	191,617,562
senior note, 7.625%, 2/15/25	United States	100,000,000	79,625,000
[f] Telecom Italia SpA, senior note, 144A, 5.303%, 5/30/24	Italy	55,000,000	55,275,000
T-Mobile USA Inc.,
senior bond, 6.625%, 4/01/23	United States	50,000,000	53,043,500
senior note, 6.25%, 4/01/21	United States	100,000,000	104,687,000
senior note, 6.633%, 4/28/21	United States	100,000,000	104,875,000

|23

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Telecommunication Services (continued)
T-Mobile USA Inc., (continued)
senior note, 6.731%, 4/28/22	United States	50,000,000		$52,765,000
senior note, 6.00%, 3/01/23	United States	30,000,000		31,162,500
senior note, 6.836%, 4/28/23	United States	17,000,000		18,020,000
senior note, 6.00%, 4/15/24	United States	42,250,000		44,045,625
[f] Wind Acquisition Finance SA, secured note, second lien, 144A, 7.375%,
4/23/21	Italy	270,000,000		257,311,350
Zayo Group LLC/Zayo Capital Inc.,
senior note, 6.00%, 4/01/23	United States	80,000,000		82,000,000
senior note, 6.375%, 5/15/25	United States	50,000,000		51,187,500
				3,064,430,058
Utilities 2.3%
The AES Corp.,
senior bond, 4.875%, 5/15/23	United States	110,000,000		109,175,000
senior bond, 5.50%, 3/15/24	United States	50,000,000		51,437,500
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	285,000,000		278,231,250
senior note, 5.375%, 1/15/23	United States	260,000,000		254,800,000
senior note, 5.50%, 2/01/24	United States	50,000,000		48,500,000
[f] senior secured bond, 144A, 5.25%, 6/01/26.	United States	60,000,000		60,000,000
Dynegy Inc.,
senior note, 6.75%, 11/01/19	United States	455,000,000		458,412,500
senior note, 7.375%, 11/01/22	United States	265,000,000		257,050,000
senior note, 5.875%, 6/01/23	United States	130,000,000		115,050,000
[f] InterGen NV,
secured bond, 144A, 7.00%, 6/30/23	Netherlands	143,700,000		102,386,250
secured note, 144A, 7.50%, 6/30/21	Netherlands	35,800,000	GBP	38,069,237
NGL Energy Partners LP/NGL Energy Finance Corp., senior note,
6.875%, 10/15/21.	United States	30,000,000		26,475,000
				1,799,586,737
Total Corporate Bonds (Cost $29,255,020,816)				28,261,229,876

[i] Senior Floating Rate Interests 3.9%
Consumer Discretionary 1.5%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/28/21	United States	34,387,277		33,301,946
Academy Ltd., Initial Term Loan, 5.00%, 7/02/22	United States	93,520,548		88,415,916
Belk Inc., Closing Date Term Loan, 5.75%, 12/12/22	United States	249,375,000		199,500,000
iHeartCommunications Inc.,
Tranche D Term Loan, 7.21%, 1/30/19	United States	687,373,595		505,219,592
Tranche E Term Loan, 7.96%, 7/30/19	United States	200,744,256		147,672,494
Neiman Marcus Group Ltd. Inc., Term Loan, 4.25%, 10/25/20	United States	71,633,588		64,526,175
Petco Animal Supplies Inc., Tranche B-1 Term Loans, 5.00%, 1/26/23	United States	74,812,500		74,625,469
TOMS Shoes LLC, Initial Term Loan, 6.50%, 10/30/20	United States	19,687,500		12,895,312
				1,126,156,904
Energy 0.2%
Callon Petroleum Co., Second Lien Term Loan, 8.50%, 10/08/21.	United States	54,500,000		54,772,500
McDermott Finance LLC, Term Loan, 8.25%, 4/16/19.	United States	9,448,570		9,460,381
[l] W&T Offshore Inc., Second Lien Term Loan, 9.00%, 5/15/20	United States	151,850,000		88,832,250
				153,065,131

|24

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

[i] Senior Floating Rate Interests (continued)
Financials 0.3%
[g] First Eagle Investment Management, Initial Term Loans, 4.75%, 12/01/22 .	United States	164,212,406	$161,612,431
Russell Investments US Institutional Holdco Inc., Initial Term Loan, 6.75%,
6/01/23	United States	50,000,000	47,753,500
			209,365,931
Health Care 0.6%
Concordia International Corp., Initial Dollar Term Loan, 5.25%, 10/21/21	United States	44,775,000	43,347,797
Lannett Co. Inc., Initial Tranche B Term Loans, 6.375%, 11/25/22	United States	63,375,000	61,552,969
MPH Acquisition Holdings LLC, Initial Term Loan, 5.00%, 6/07/23	United States	60,000,000	60,246,420
Pharmaceutical Product Development LLC/Jaguar, Initial Term Loan,
4.25%, 8/18/22	United States	29,700,000	29,503,237
US Renal Care Inc., Initial Term Loan, 5.25%, 12/31/22	United States	59,700,000	59,712,418
Vizient Inc., Initial Term Loan, 6.25%, 2/10/23	United States	199,500,000	200,746,875
			455,109,716
Industrials 0.5%
[b] CEVA Group PLC, Pre-Funded L/C, 6.50%, 3/19/21	United States	20,183,498	16,701,844
CEVA Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21	Netherlands	20,946,428	17,333,169
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21	Canada	3,611,453	2,988,478
CEVA Logistics U.S. Holdings Inc., U.S. Term Loan, 6.50%, 3/19/21.	United States	28,891,626	23,907,820
Commercial Barge Line Co., Initial Term Loan, 9.75%, 11/12/20	United States	138,250,000	129,263,750
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20.	United States	36,407,823	34,526,740
XPO Logistics Inc., First Lien Term Loan, 5.50%, 10/29/21	United States	189,050,000	189,522,625
			414,244,426
Information Technology 0.5%
Avago Technologies Cayman Finance Ltd., Term B-1 Dollar Loans, 4.25%,
2/01/23	United States	84,787,500	84,887,634
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	79,159,793	70,724,367
Micron Technology Inc., Term Loan, 6.64%, 4/26/22	United States	40,000,000	40,304,160
Microsemi Corp., Term B Loan, 5.25%, 1/15/23	United States	28,282,647	28,267,912
ON Semiconductor Corp., Closing Date Term Loans, 5.25%, 3/31/23.	United States	75,000,000	75,522,300
Western Digital Corp., U.S. Term B Loan, 6.25%, 4/29/23	United States	100,000,000	100,562,500
			400,268,873
Materials 0.2%
[g] FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%,
6/30/19	Australia	155,635,013	149,312,340
Utilities 0.1%
[g] Dynegy Inc., Term Loan B, 6.50%, 6/22/23	United States	50,000,000	49,362,500
Intergen NV, Term Advance, 5.50%, 6/13/20	Netherlands	43,637,845	39,437,702
			88,800,202
Total Senior Floating Rate Interests
(Cost $3,245,723,290)			2,996,323,523

		Shares

Escrows and Litigation Trusts 0.0%
[a,e] Motors Liquidation Co., Escrow Account.	United States	400,000,000	—
[a,e] Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	11,000,000	—
Total Escrows and Litigation Trusts
(Cost $2,416,248)			—

|25

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Number of
		Contracts	Value
Options Purchased 0.0%†
Puts - Exchange-Traded
Financials 0.0%†
S&P 500 Index, August Strike Price $2,090, Expires 8/19/16.		7,500	$30,750,000
Total Investments before Short Term Investments
(Cost $74,991,184,457)			75,138,857,538

	Country	Shares
Short Term Investments 2.2%
Money Market Funds (Cost $1,664,762,798) 2.1%
[a,o] Institutional Fiduciary Trust Money Market Portfolio	United States	1,664,762,798	1,664,762,798
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds 0.1%
[a,o] Institutional Fiduciary Trust Money Market Portfolio	United States	32,351,000	32,351,000

		Principal
		Amount*	Value
Repurchase Agreement 0.0%†
[p] Joint Repurchase Agreement, 0.40%, 7/01/16 (Maturity Value $5,913,638)
BNP Paribas Securities Corp.
Collateralized by [q]U.S. Treasury Bill, 10/27/16; U.S. Treasury Bond,
8.75% - 9.00%, 11/15/18 - 5/15/20; U.S. Treasury Note, 0.363% -
4.75%, 9/15/16 - 3/31/21; U.S. Treasury Note, Index Linked, 2.625%,
7/15/17; and U.S. Treasury Strips, 8/15/16 - 2/15/21 (valued at
$6,031,845)	United States	5,913,572	5,913,572
Total Investments from Cash Collateral Received for
Loaned Securities (Cost $38,264,572)			38,264,572
Total Investments (Cost $76,694,211,827) 98.7%			76,841,884,908
Options Written (0.0)%†			(16,345,000)
Other Assets, less Liabilities 1.3%.			1,033,057,497
Net Assets 100.0%			$77,858,597,405

		Number of
		Contracts
Options Written (0.0)%†
Calls - Exchange-Traded
Energy (0.0)%†
Chevron Corp., July Strike Price $105, Expires 7/15/16		10,000	(1,270,000)
Occidental Petroleum Corp., July Strike Price $77.50, Expires 7/15/16		12,500	(525,000)
Occidental Petroleum Corp., August Strike Price $80, Expires 8/19/16		10,000	(700,000)
			(2,495,000)
Industrials (0.0)%†
Deere & Co., August Strike Price $92.50, Expires 8/19/16		10,000	(260,000)

|26

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Number of
	Contracts	Value

Options Written (continued)
Calls - Exchange-Traded (continued)
Information Technology (0.0)%†
Cisco Systems Inc., August Strike Price $30, Expires 8/19/16	5,000	$(140,000)
QUALCOMM Inc., August Strike Price $57.50, Expires 8/19/16	29,000	(1,450,000)
		(1,590,000)
Puts - Exchange-Traded
Financials (0.0)%†
S&P 500 Index, August Strike Price $1,950, Expires 8/19/16.	10,000	(12,000,000)
Total Options Written (Premiums received $22,168,958) .		$(16,345,000)

See Abbreviations on page 41.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 7 regarding holdings of 5% voting securities.
cA portion or all of the security is held in connection with written option contracts open at period end.
dSee Note 6 regarding restricted securities.
eSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2016, the aggregate value of these securities was $86,198,705, representing 0.1% of net assets.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
June 30, 2016, the aggregate value of these securities was $21,099,855,695, representing 27.1% of net assets.
gA portion or all of the security purchased on a delayed delivery basis.
hA portion or all of the security is on loan at June 30, 2016.
iThe coupon rate shown represents the rate at period end.
jDefaulted security or security for which income has been deemed uncollectible.
kPrincipal amount is stated in 1,000 Units.
lAt June 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
mPerpetual security with no stated maturity date.
nIncome may be received in additional securities and/or cash.
oSee Note 8 regarding investments in affiliated management investment companies.
pInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2016, all repurchase agreements had been entered into on that date.
qThe security is traded on a discount basis with no stated coupon rate.

|27

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, June 30, 2016 (unaudited)
Franklin U.S. Government Securities Fund
	Principal
	Amount	Value

Mortgage-Backed Securities 96.9%
Government National Mortgage Association (GNMA) Fixed Rate 96.9%
GNMA GP 30 Year, 8.25%, 3/15/17 - 5/15/17	$4,409	$4,424
GNMA GP 30 Year, 9.25%, 12/15/16	6,335	6,379
GNMA I SF 15 Year, 6.50%, 5/15/18	14,140	14,197
GNMA I SF 30 Year, 3.50%, 4/15/43 - 5/15/43	38,674,434	41,482,557
GNMA I SF 30 Year, 4.00%, 12/15/40 - 9/15/41	13,947,806	15,178,528
GNMA I SF 30 Year, 4.50%, 2/15/39 - 9/15/39	58,170,817	64,693,806
GNMA I SF 30 Year, 4.50%, 9/15/39 - 1/15/40	53,783,567	59,666,412
GNMA I SF 30 Year, 4.50%, 1/15/40 - 5/15/40	56,948,322	62,990,828
GNMA I SF 30 Year, 4.50%, 5/15/40 - 6/15/40	58,794,809	65,195,724
GNMA I SF 30 Year, 4.50%, 7/15/40 - 8/15/40	43,824,312	48,354,501
GNMA I SF 30 Year, 4.50%, 7/15/40	48,388,186	53,432,996
GNMA I SF 30 Year, 4.50%, 8/15/40 - 6/15/41	46,090,867	51,444,923
GNMA I SF 30 Year, 5.00%, 2/15/33 - 9/15/33	57,350,285	64,750,058
GNMA I SF 30 Year, 5.00%, 9/15/33 - 3/15/35	58,150,208	65,697,948
GNMA I SF 30 Year, 5.00%, 3/15/35 - 8/15/39	57,496,063	64,598,106
GNMA I SF 30 Year, 5.00%, 8/15/39 - 10/15/39	57,916,318	64,991,827
GNMA I SF 30 Year, 5.00%, 10/15/39	48,404,858	54,694,954
GNMA I SF 30 Year, 5.00%, 10/15/39 - 11/15/39.	54,902,732	62,175,728
GNMA I SF 30 Year, 5.00%, 11/15/39 - 1/15/40	55,359,481	62,614,426
GNMA I SF 30 Year, 5.00%, 1/15/40 - 3/15/40	55,165,306	62,318,394
GNMA I SF 30 Year, 5.00%, 3/15/40 - 5/15/40	54,610,923	61,725,603
GNMA I SF 30 Year, 5.00%, 5/15/40 - 6/15/40	56,967,288	64,494,958
GNMA I SF 30 Year, 5.00%, 9/15/40	33,386,697	37,407,793
GNMA I SF 30 Year, 5.50%, 5/15/28 - 4/15/33	54,034,859	61,858,006
GNMA I SF 30 Year, 5.50%, 4/15/33 - 1/15/34	57,402,781	65,568,241
GNMA I SF 30 Year, 5.50%, 1/15/34 - 6/15/38	57,266,272	65,274,858
GNMA I SF 30 Year, 5.50%, 6/15/38 - 10/15/39	55,851,796	63,243,748
GNMA I SF 30 Year, 5.50%, 10/15/39 - 2/15/40	12,624,935	14,433,715
GNMA I SF 30 Year, 6.00%, 10/15/23 - 12/15/32.	56,678,265	65,680,512
GNMA I SF 30 Year, 6.00%, 1/15/33 - 8/15/36	55,911,610	65,407,715
GNMA I SF 30 Year, 6.00%, 8/15/36 - 9/15/38	56,561,840	65,411,684
GNMA I SF 30 Year, 6.00%, 9/15/38 - 12/15/39	42,559,695	48,718,196
GNMA I SF 30 Year, 6.50%, 5/15/23 - 8/15/36	56,666,465	65,053,439
GNMA I SF 30 Year, 6.50%, 8/15/36 - 8/15/37	8,998,046	10,700,445
GNMA I SF 30 Year, 6.75%, 3/15/26	4,318	4,926
GNMA I SF 30 Year, 7.00%, 8/15/16 - 9/15/32	44,809,916	50,822,074
GNMA I SF 30 Year, 7.25%, 12/15/25 - 1/15/26	102,995	105,592
GNMA I SF 30 Year, 7.50%, 8/15/16 - 8/15/33	13,611,693	15,172,814
GNMA I SF 30 Year, 7.70%, 1/15/21 - 10/15/21	78,138	78,444
GNMA I SF 30 Year, 8.00%, 8/15/16 - 9/15/30	5,885,356	6,210,332
GNMA I SF 30 Year, 8.50%, 9/15/16 - 5/15/25	1,219,039	1,294,360
GNMA I SF 30 Year, 9.00%, 7/15/16 - 7/15/23	1,162,762	1,215,686
GNMA I SF 30 Year, 9.50%, 8/15/16 - 8/15/22	1,106,715	1,128,193
GNMA I SF 30 Year, 10.00%, 8/15/16 - 3/15/25	866,244	884,051
GNMA I SF 30 Year, 10.50%, 10/15/16 - 10/15/21	435,305	442,785
GNMA I SF 30 Year, 11.00%, 11/15/17 - 5/15/21.	65,501	66,326
GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17.	2,345	2,358
GNMA II SF 30 Year, 3.00%, 2/20/45 - 1/20/46	38,137,160	39,922,845
GNMA II SF 30 Year, 3.50%, 10/20/40 - 6/20/42	19,620,954	20,915,197
GNMA II SF 30 Year, 3.50%, 7/20/42	82,245,278	87,670,493
GNMA II SF 30 Year, 3.50%, 8/20/42	31,439,817	33,538,183

Quarterly Statement of Investments | See Notes to Statements of Investments. | 28

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II SF 30 Year, 3.50%, 9/20/42	$183,495,206	$195,599,469
GNMA II SF 30 Year, 3.50%, 10/20/42 - 11/20/42	49,163,679	52,434,808
GNMA II SF 30 Year, 3.50%, 11/20/42 - 3/20/43	47,159,347	50,290,902
GNMA II SF 30 Year, 3.50%, 4/20/43 - 5/20/43	40,620,852	43,308,418
GNMA II SF 30 Year, 3.50%, 5/20/43	52,437,263	55,886,355
GNMA II SF 30 Year, 3.50%, 6/20/43	60,232,085	64,198,359
GNMA II SF 30 Year, 3.50%, 8/20/43	44,171,292	47,074,535
GNMA II SF 30 Year, 3.50%, 1/20/46	47,924,064	50,942,393
GNMA II SF 30 Year, 3.50%, 2/20/46	137,783,974	146,481,604
GNMA II SF 30 Year, 3.50%, 3/20/46	637,276,469	677,668,397
GNMA II SF 30 Year, 3.50%, 4/20/46	207,190,563	220,310,820
GNMA II SF 30 Year, 3.50%, 5/20/46	111,167,673	118,210,240
[a] GNMA II SF 30 Year, 3.50%, 7/01/46	70,300,000	74,605,877
GNMA II SF 30 Year, 4.00%, 5/20/40 - 10/20/40	18,379,330	19,810,936
GNMA II SF 30 Year, 4.00%, 11/20/40	56,248,137	60,637,237
GNMA II SF 30 Year, 4.00%, 12/20/40	32,753,175	35,308,947
GNMA II SF 30 Year, 4.00%, 1/20/41 - 6/20/41	35,996,834	38,805,697
GNMA II SF 30 Year, 4.00%, 7/20/41	46,800,148	50,416,624
GNMA II SF 30 Year, 4.00%, 9/20/41	54,604,680	58,810,364
GNMA II SF 30 Year, 4.00%, 10/20/41	65,630,471	70,676,967
GNMA II SF 30 Year, 4.00%, 11/20/41	59,455,800	64,027,464
GNMA II SF 30 Year, 4.00%, 2/20/44	48,122,632	51,896,310
GNMA II SF 30 Year, 4.00%, 2/20/46	106,329,359	113,873,472
GNMA II SF 30 Year, 4.00%, 3/20/46	278,676,327	298,935,006
GNMA II SF 30 Year, 4.00%, 4/20/46	290,896,073	311,620,958
GNMA II SF 30 Year, 4.00%, 5/20/46	341,276,620	365,591,026
GNMA II SF 30 Year, 4.50%, 5/20/33 - 11/20/39	27,689,007	30,122,160
GNMA II SF 30 Year, 4.50%, 12/20/39 - 1/20/40	46,985,460	51,313,961
GNMA II SF 30 Year, 4.50%, 2/20/40 - 7/20/40	34,897,916	38,114,343
GNMA II SF 30 Year, 4.50%, 5/20/41	50,797,961	55,488,662
GNMA II SF 30 Year, 4.50%, 6/20/41	15,112,979	16,508,531
GNMA II SF 30 Year, 4.50%, 6/20/41	61,875,183	67,588,814
GNMA II SF 30 Year, 4.50%, 7/20/41	66,265,319	72,384,379
GNMA II SF 30 Year, 4.50%, 8/20/41	8,355,256	9,126,801
GNMA II SF 30 Year, 4.50%, 9/20/41	87,529,136	95,611,857
GNMA II SF 30 Year, 4.50%, 10/20/41	65,756,667	71,828,874
GNMA II SF 30 Year, 4.50%, 8/20/42 - 2/20/44	39,981,432	43,037,873
GNMA II SF 30 Year, 5.00%, 7/20/33 - 11/20/33	56,336,162	63,446,126
GNMA II SF 30 Year, 5.00%, 12/20/33 - 12/20/39	54,816,032	61,431,149
GNMA II SF 30 Year, 5.00%, 4/20/40 - 9/20/41	52,479,516	58,453,189
GNMA II SF 30 Year, 5.50%, 6/20/34 - 12/20/34	55,342,346	62,371,221
GNMA II SF 30 Year, 5.50%, 1/20/35 - 2/20/38	58,083,145	65,210,657
GNMA II SF 30 Year, 5.50%, 4/20/38 - 4/20/40	18,357,793	20,325,710
GNMA II SF 30 Year, 6.00%, 10/20/23 - 9/20/35	47,991,991	56,360,822
GNMA II SF 30 Year, 6.00%, 11/20/35 - 7/20/39	48,655,103	56,104,381
GNMA II SF 30 Year, 6.50%, 6/20/24 - 1/20/39	33,310,019	39,491,104
GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33	7,371,884	9,177,976
GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32	1,650,855	1,932,196
GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30	777,633	942,306
GNMA II SF 30 Year, 8.50%, 1/20/17 - 6/20/25	265,429	283,222
GNMA II SF 30 Year, 9.00%, 11/20/17 - 11/20/21	46,526	50,934
GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25	75,162	79,400

|29

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II SF 30 Year, 10.00%, 10/20/17 - 3/20/21	$94,109	$101,628
GNMA II SF 30 Year, 10.50%, 10/20/16 - 1/20/21	121,287	124,536
GNMA II SF 30 Year, 11.00%, 7/20/18 - 1/20/21	25,023	25,243
GNMA II SF 30 Year, 11.50%, 1/20/18	714	726
Total Mortgage-Backed Securities (Cost $6,137,255,094)		6,363,222,254

	Shares

Short Term Investments (Cost $284,120,967) 4.3%
Money Market Funds 4.3%
[b,c] Institutional Fiduciary Trust Money Market Portfolio	284,120,967	284,120,967
Total Investments (Cost $6,421,376,061) 101.2%		6,647,343,221
Other Assets, less Liabilities (1.2)%		(77,436,476)
Net Assets 100.0%		$6,569,906,745

See Abbreviations on page 41.

aSecurity purchased on a to-be-announced (TBA) basis.
bNon-income producing.
cSee Note 8 regarding investments in affiliated management investment companies.

|30

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, June 30, 2016 (unaudited)
Franklin Utilities Fund
	Country	Shares	Value

Common Stocks 97.7%
Electric Utilities 56.6%
ALLETE Inc	United States	1,000,000	$64,630,000
Alliant Energy Corp	United States	3,800,000	150,860,000
American Electric Power Co. Inc	United States	4,000,000	280,360,000
Duke Energy Corp	United States	3,500,000	300,265,000
Edison International	United States	4,400,000	341,748,000
Emera Inc	Canada	1,000,000	37,628,667
Entergy Corp	United States	1,000,000	81,350,000
Eversource Energy	United States	1,800,000	107,820,000
Exelon Corp	United States	6,700,000	243,612,000
FirstEnergy Corp	United States	4,400,000	153,604,000
Great Plains Energy Inc	United States	4,300,000	130,720,000
[a] Hydro One Ltd., 144A	Canada	2,000,000	40,182,648
IDACORP Inc	United States	400,000	32,540,000
ITC Holdings Corp	United States	300,000	14,046,000
NextEra Energy Inc	United States	2,900,000	378,160,000
OGE Energy Corp	United States	2,000,000	65,500,000
PG&E Corp	United States	4,400,000	281,248,000
Pinnacle West Capital Corp	United States	1,900,000	154,014,000
PNM Resources Inc	United States	3,000,000	106,320,000
Portland General Electric Co	United States	1,800,000	79,416,000
PPL Corp	United States	4,100,000	154,775,000
The Southern Co	United States	4,200,000	225,246,000
Westar Energy Inc	United States	2,700,000	151,443,000
Xcel Energy Inc	United States	4,600,000	205,988,000
			3,781,476,315
Gas Utilities 2.1%
ONE Gas Inc	United States	438,181	29,178,473
Questar Corp	United States	1,700,000	43,129,000
Spire Inc	United States	1,000,000	70,840,000
			143,147,473
Multi-Utilities 30.2%
Ameren Corp	United States	600,000	32,148,000
[b] Black Hills Corp	United States	500,000	31,520,000
CenterPoint Energy Inc	United States	6,200,000	148,800,000
CMS Energy Corp	United States	4,865,000	223,108,900
Consolidated Edison Inc	United States	1,250,000	100,550,000
Dominion Resources Inc	United States	4,200,000	327,306,000
DTE Energy Co	United States	1,800,000	178,416,000
MDU Resources Group Inc	United States	3,600,000	86,400,000
National Grid PLC	United Kingdom	11,000,000	160,754,704
NiSource Inc	United States	2,000,000	53,040,000
NorthWestern Corp	United States	596,800	37,640,176
Public Service Enterprise Group Inc	United States	3,100,000	144,491,000
Sempra Energy	United States	2,700,000	307,854,000
Vectren Corp	United States	925,100	48,725,017
WEC Energy Group Inc	United States	2,100,000	137,130,000
			2,017,883,797
Oil, Gas & Consumable Fuels 5.1%
Columbia Pipeline Group Inc	United States	2,500,000	63,725,000
Enbridge Inc	Canada	847,200	35,885,192
Kinder Morgan Inc	United States	3,200,000	59,904,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 31

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Utilities Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Plains GP Holdings LP, A	United States	2,400,000	$25,032,000
Spectra Energy Corp	United States	1,700,000	62,271,000
TransCanada Corp	Canada	1,200,000	54,293,011
The Williams Cos. Inc	United States	2,000,000	43,260,000
			344,370,203
Water Utilities 3.7%
American Water Works Co. Inc	United States	1,800,000	152,118,000
United Utilities Group PLC	United Kingdom	6,700,000	92,464,623
			244,582,623
Total Common Stocks (Cost $3,638,941,664)			6,531,460,411

		Principal
		Amount
Corporate Bonds 0.8%
Electric Utilities 0.1%
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26.	United States	$6,035,156	6,560,426
Multi-Utilities 0.7%
Aquila Inc., senior note, 8.27%, 11/15/21	United States	6,100,000	7,612,947
MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28	United States	25,000,000	38,720,275
			46,333,222
Total Corporate Bonds (Cost $37,254,695)			52,893,648
Total Investments before Short Term Investments
(Cost $3,676,196,359)			6,584,354,059

		Shares
Short Term Investments 2.0%
Money Market Funds (Cost $134,615,089) 2.0%
[c,d] Institutional Fiduciary Trust Money Market Portfolio	United States	134,615,089	134,615,089
Investments from Cash Collateral Received for Loaned
Securities (Cost $6,350) 0.0%†
Money Market Funds 0.0%†
[c,d] Institutional Fiduciary Trust Money Market Portfolio	United States	6,350	6,350
Total Investments (Cost $3,810,817,798) 100.5%			6,718,975,498
Other Assets, less Liabilities (0.5)%			(36,699,047)
Net Assets 100.0%			$6,682,276,451

|32

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Utilities Fund (continued)

See Abbreviations on page 41.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
June 30, 2016, the value of this security was $40,182,648, representing 0.6% of net assets.
bA portion or all of the security is on loan at June 30, 2016.
cNon-income producing.
dSee Note 8 regarding investments in affiliated management investment companies.

|33

FRANKLIN CUSTODIAN FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Effective April 12, 2016, the Trust began offering shares of Franklin Focused Growth Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the

|34

FRANKLIN CUSTODIAN FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin Income Fund - Options

4. MORTGAGE DOLLAR ROLLS

The Franklin U.S. Government Securities Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and

|35

FRANKLIN CUSTODIAN FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. MORTGAGE DOLLAR ROLLS (continued)

maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At June 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin	Franklin
	Franklin	Focused	Growth
	DynaTech Fund	Growth Fund	Fund
Cost of investments	$1,762,836,002	$2,468,622	$6,082,921,292

Unrealized appreciation	$1,084,109,833	$127,470	$5,897,319,756
Unrealized depreciation	(7,703,408)	(71,818)	(196,201,754)
Net unrealized appreciation (depreciation)	$1,076,406,425	$55,652	$5,701,118,002
		Franklin
	Franklin	U.S. Government	Franklin
	Income Fund	Securities Fund	Utilities Fund
Cost of investments	$77,007,093,136	$6,421,393,758	$3,810,540,566

Unrealized appreciation	$6,162,920,879	$237,056,147	$2,971,422,578
Unrealized depreciation	(6,328,129,107)	(11,106,684)	(62,987,646)
Net unrealized appreciation (depreciation)	$(165,208,228)	$225,949,463	$2,908,434,932

6. RESTRICTED SECURITIES

At June 30, 2016, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value
Franklin Income Fund
2,520,000	[a]Rex Energy Corp. (Value is 0.0%[b] of Net Assets)	7/14/14	$138,796,627	$1,462,497

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $37,800,000 as of June 30, 2016.
bRounds to less than 0.1% of net assets.

|36

FRANKLIN CUSTODIAN FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for certain or all Funds for the nine months ended June 30, 2016, were as shown below.

		Number of				Number of
		Shares/				Shares/
		Principal				Principal
		Amount*				Amount*
		Held at				Held at	Value at		Realized
		Beginning	Gross		Gross	End	End of	Investment	Capital
Name of Issuer		of Period	Additions		Reductions	of Period	Period	Income	Gain (Loss)
Franklin Income Fund
Non-Controlled Affiliates
Agrium Inc		7,500,000	—		(7,500,000)	—	$—	$7,065,625	$(48,229,021)
Bill Barrett Corp		—	10,000,000	[b]	(1,403,057)	8,596,943	54,934,466	—	(1,234,724)
Bill Barrett Corp., senior note,
7.00%, 10/15/22		135,000,000	26,000,000		—	161,000,000	116,725,000	9,882,285	—
Bill Barrett Corp., senior note,
7.625%, 10/01/19		195,000,000	50,000,000		(84,700,000)[b]	160,300,000	131,446,000	18,790,986	(82,197,167)
CEVA Group PLC,
Pre-Funded L/C, 6.50%,
3/19/21.		20,320,197	—		(136,699)	20,183,498	16,701,844	957,589	1,489
CEVA Group PLC, senior
note, first lien, 144A, 4.00%,
5/01/18	.	174,778,982	—		(10,000,000)	164,778,982	147,477,189	4,965,616	(1,237,500)
CEVA Holdings LLC.		91,371	—		—	91,371	31,979,871	—	—
CEVA Holdings LLC, cvt. pfd.,
A-1		2,897	—		—	2,897	1,521,056	—	—
CEVA Holdings LLC, cvt. pfd.,
A-2		110,565	—		—	110,565	38,697,778	—	—
Halcon Resources Corp		47,500,000	—		(47,500,000)[b]	—	—	—	(71,022,137)
Halcon Resources Corp.,
5.75%, cvt. pfd., A		37,000	—		—	37,000	—[a]	—	—
Halcon Resources Corp.,
secured note, second lien,
144A, 8.625%, 2/01/20		130,000,000	70,000,000		(10,000,000)	190,000,000	—[a]	—	(575,000)
Halcon Resources Corp.,
senior note, 8.875%, 5/15/21.		13,375,000	15,300,000		(28,675,000)	—	—	1,297,692	(5,654,907)
Halcon Resources Corp.,
senior note, 9.75%, 7/15/20 .		6,500,000	10,000,000		(16,500,000)	—	—	213,010	(3,657,675)
Halcon Resources Corp.,
senior secured note, third
lien, 144A, 13.00%, 2/15/22 341,510,000			118,490,000		(41,475,000)	418,525,000	—[a]	—	(37,648,280)
PG&E Corp		24,910,000	—		(16,710,000)	8,200,000	—[a]	—	185,368,515
Total Affiliated Securities (Value is 0.7% of Net Assets)							$539,483,204	$43,172,803	$(66,086,407)
Franklin Utilities Fund
Non-Controlled Affiliates
8point3 Energy Partners LP		1,298,500	—		(1,298,500)	—	$—	$—	$(9,237,297)

*In U.S. dollars unless otherwise indicated.
aAs of June 30, 2016, no longer an affiliate.
bGross addition/reduction was the result of various corporate actions.

|37

FRANKLIN CUSTODIAN FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies.

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin DynaTech Fund
Non-Controlled Affiliates
Institutional
Fiduciary Trust
Money Market
Portfolio	132,223,790	352,853,886	(442,561,672)	42,516,004	$42,516,004	$—	$—	0.2%

Franklin Growth Fund
Non-Controlled Affiliates
Institutional
Fiduciary Trust
Money Market
Portfolio	1,399,136,183	586,994,762	(1,071,929,960)	914,200,985	$914,200,985	$—	$—	4.7%

Franklin Income Fund
Non-Controlled Affiliates
Institutional
Fiduciary Trust
Money Market
Portfolio	143,022,415	17,589,424,282	(16,035,332,899)	1,697,113,798	$1,697,113,798	$—	$—	8.7%

Franklin U.S. Government
Securities Fund
Non-Controlled Affiliates
Institutional
Fiduciary Trust
Money Market
Portfolio	106,304,328	1,133,431,513	(955,614,874)	284,120,967	$284,120,967	$—	$—	1.4%

Franklin Utilities
Fund
Non-Controlled Affiliates
Institutional
Fiduciary Trust
Money Market
Portfolio	2,850,614	582,215,299	(450,444,474)	134,621,439	$134,621,439	$—	$—	0.7%

9. REORGANIZATION

On March 11, 2016, Franklin Growth Fund (Surviving Fund), pursuant to a plan of reorganization approved on March 9, 2016 by shareholders of Franklin Large Cap Equity Fund (Acquired Fund), a series of Franklin Global Trust, acquired 100% of the Acquired Fund’s net assets through a tax-free exchange of shares of the Surviving Fund.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments

|38

FRANKLIN CUSTODIAN FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Equity Investments[a]	$2,796,726,423	$—	$—	$2,796,726,423
Short Term Investments	42,516,004	—	—	42,516,004
Total Investments in Securities	$2,839,242,427	$—	$—	$2,839,242,427

Franklin Focused Growth Fund
Assets:
Investments in Securities:
Equity Investments[a]	$2,524,274	$—	$—	$2,524,274

Franklin Growth Fund
Assets:
Investments in Securities:
Equity Investments[a]	$10,869,838,309	$—	$—	$10,869,838,309
Short Term Investments	914,200,985	—	—	914,200,985
Total Investments in Securities	$11,784,039,294	$—	$—	$11,784,039,294

Franklin Income Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Energy.	$6,093,587,873	$6,042,979	$1,462,497	$6,101,093,349
Financials	5,361,840,953	53,656,250	—	5,415,497,203
Industrials	3,579,225,215	—	72,198,705	3,651,423,920
Information Technology	2,503,309,753	208,785,535	—	2,712,095,288
All Other Equity Investments[a]	15,786,058,162	—	—	15,786,058,162
Equity-Linked Securities	—	9,524,113,724	255,422,400	9,779,536,124
Convertible Bonds	—	404,850,093	—	404,850,093
Corporate Bonds	—	28,254,229,876	7,000,000	28,261,229,876
Senior Floating Rate Interests	—	2,996,323,523	—	2,996,323,523
Escrows and Litigation Trusts	—	—	—[c]	—
Options Purchased	30,750,000	—	—	30,750,000
Short Term Investments	1,697,113,798	5,913,572	—	1,703,027,370
Total Investments in Securities	$35,051,885,754	$41,453,915,552	$336,083,602	$76,841,884,908

Liabilities:
Other Financial Instruments:
Options Written	$16,345,000	$—	$—	$16,345,000

|39

FRANKLIN CUSTODIAN FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
Mortgage-Backed Securities	$—	$6,363,222,254	$—	$6,363,222,254
Short Term Investments	284,120,967	—	—	284,120,967
Total Investments in Securities	$284,120,967	$6,363,222,254	$—	$6,647,343,221

Franklin Utilities Fund
Assets:
Investments in Securities:
Equity Investments[a]	$6,531,460,411	$—	$—	$6,531,460,411
Corporate Bonds	—	52,893,648	—	52,893,648
Short Term Investments	134,621,439	—	—	134,621,439
Total Investments in Securities	$6,666,081,850	$52,893,648	$—	$6,718,975,498

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks.
cIncludes securities determined to have no value at June 30, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN CUSTODIAN FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations

Currency		Selected Portfolio
EUR	Euro	ADR	American Depositary Receipt
GBP	British Pound Sterling	FHLMC	Federal Home Loan Mortgage Corp.
		FRN	Floating Rate Note
		GP	Graduated Payment
		L/C	Letter of Credit
		MTN	Medium Term Note
		PIK	Payment-In-Kind
		SBA	Small Business Administration
		SF	Single Family

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 25, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 25, 2016